UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Spartan®

Pennsylvania Municipal
Income Fund

and

Fidelity®
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders
Spartan Pennsylvania Municipal Income Fund
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	16	A summary of major shifts in the fund's investments over the past six months.
Investments	17	A complete list of the fund's investments.
Financial Statements	24	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	28	Notes to the Financial Statements
Proxy Voting Results	32

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.5	42.6
Transportation	12.4	12.0
Education	10.9	10.9
Health Care	10.4	11.6
Water & Sewer	10.2	11.1
Average Years to Maturity as of June 30, 2004
		6 months ago
Years	13.8	13.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2004
6 months ago
Years	6.9	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
AAA 81.4%	AAA 79.2%
AA,A 13.6%	AA,A 14.9%
BBB 3.1%	BBB 3.2%
Not Rated 1.0%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - 1.4%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19	$ 1,000,000	$ 1,040,170
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,160,360
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	782,082
		3,982,612
Pennsylvania - 96.7%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (b)	1,500,000	1,592,175
5.75% 1/1/08 (MBIA Insured) (b)	1,000,000	1,069,510
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,139,100
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	3,206,640
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	459,876
Allegheny County Hosp. Dev. Auth. Rev. (Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,035,510
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,628,779
5.55% 4/1/12 (MBIA Insured)	2,845,000	3,045,174
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	1,589,684
5.5% 12/1/30 (MBIA Insured)	2,000,000	2,066,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (b)	1,870,000	1,911,963
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	1,500,000	412,860
0% 9/15/28 (FGIC Insured)	1,000,000	257,930
0% 9/15/29 (FGIC Insured)	2,705,000	659,641
0% 11/15/19 (Pre-Refunded to 11/15/07 @ 50.177) (c)	5,650,000	2,559,337
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,541,176
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,643,450
Central York School District 5.5% 6/1/16 (FGIC Insured)	2,000,000	2,180,560
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	600,000	641,136
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B: - continued
5.25% 5/15/22 (AMBAC Insured)	$ 1,450,000	$ 1,497,647
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (AMBAC Insured)	4,200,000	4,320,792
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,272,300
6% 11/15/30	3,620,000	3,939,899
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.):
6% 12/15/09	1,500,000	1,534,125
6% 12/15/20	2,300,000	2,304,278
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (b)	2,500,000	2,676,775
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,372,732
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	936,120
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,814,294
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625% 4/1/15 (Pre-Refunded to 4/1/06 @ 102) (c)	445,000	480,894
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,248,008
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (PSEG Pwr. LLC Proj.) 5.85% 6/1/27 (b)	2,000,000	1,994,860
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	1,310,000	1,410,739
Meadville Gen. Oblig. Series B, 6% 10/1/05 (Escrowed to Maturity) (c)	1,395,000	1,433,837
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,646,553
6% 6/1/16 (AMBAC Insured)	1,000,000	1,142,730
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A:
5.5% 10/1/05 (AMBAC Insured)	2,240,000	2,336,589
5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,083,650
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,149,095
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (c)	$ 1,000,000	$ 793,510
Owen J. Roberts School District 5.5% 8/15/19 (FSA Insured)	1,525,000	1,640,687
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,343,838
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	9,150,000	9,405,468
6.7% 9/1/14 (MBIA Insured)	3,965,000	4,076,298
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,346,398
6.375% 11/1/41 (b)	1,300,000	1,320,189
Pennsylvania Gen. Oblig.:
First Series:
5% 6/1/13 (MBIA Insured)	750,000	802,140
5% 6/1/14 (MBIA Insured)	1,280,000	1,364,224
5% 6/1/19 (MBIA Insured)	7,275,000	7,488,085
5.25% 2/1/14	125,000	135,468
5.25% 2/1/16 (MBIA Insured)	2,100,000	2,244,648
5.25% 2/1/18	1,250,000	1,319,463
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,618,931
5% 8/1/17	2,450,000	2,539,891
5% 5/1/20 (FSA Insured)	1,175,000	1,207,136
5.25% 10/15/13 (MBIA Insured)	1,000,000	1,092,730
5.5% 5/1/17 (FSA Insured)	6,000,000	6,524,100
5.75% 10/1/16 (MBIA Insured)	475,000	526,419
5.25% 2/1/11	1,000,000	1,096,330
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs.:
(RIDC Reg'l. Growth-Carnegie Mellon Univ. Proj.) 6% 11/1/05	1,000,000	1,050,990
(Trustees Univ. Proj.) 5.5% 7/15/38	4,380,000	4,453,409
(Univ. of Pennsylvania Proj.) Series A, 5.9% 9/1/15	1,200,000	1,252,044
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
6% 5/1/24	1,000,000	1,069,270
6% 5/1/29	3,470,000	3,651,793
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,713,450
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	1,000,000	1,063,370
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(UPMC Health Sys. Proj.) Series 1999 A:
5.25% 8/1/10 (FSA Insured)	$ 1,000,000	$ 1,083,870
5.25% 8/1/11 (FSA Insured)	1,000,000	1,089,220
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	543,915
Pennsylvania Hsg. Fin. Agcy.:
Series 52B, 5.55% 10/1/12 (b)	390,000	394,832
Series 54A, 5.375% 10/1/28 (b)	660,000	670,474
Pennsylvania Indl. Dev. Auth. Rev. 7% 1/1/07 (AMBAC Insured)	1,000,000	1,102,460
Pennsylvania Pub. School Bldg. Auth. School Rev. (Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	543,020
Pennsylvania Tpk. Commission Registration Fee Rev.:
Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,034,700
5% 7/15/41 (AMBAC Insured)	4,500,000	4,368,690
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,243,000
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (b)	2,000,000	2,140,360
5.375% 6/15/11 (FGIC Insured) (b)	3,770,000	4,015,993
6% 6/15/08 (FGIC Insured) (b)	3,000,000	3,284,250
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	4,000,000	4,255,120
Third Series:
5% 8/1/05 (FSA Insured)	1,000,000	1,034,600
5% 8/1/06 (FSA Insured)	1,000,000	1,051,960
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,664,927
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,061,290
5.5% 5/15/08	1,000,000	1,082,440
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev. (Pennsylvania Hosp. Proj.) 6.25% 7/1/06 (Escrowed to Maturity) (c)	2,600,000	2,808,286
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	762,420
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,199,560
Philadelphia School District:
Series 2000 A, 5.75% 2/1/13 (FSA Insured)	365,000	404,898
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia School District: - continued
Series 2002 A:
5.5% 2/1/26 (FSA Insured)	$ 3,565,000	$ 3,696,620
5.5% 2/1/31 (FSA Insured)	1,000,000	1,038,840
Series A, 5.75% 2/1/16 (FSA Insured)	500,000	549,170
Series B:
5.375% 4/1/27 (AMBAC Insured)	4,000,000	4,070,920
5.625% 8/1/15 (FGIC Insured)	1,500,000	1,642,020
Series C, 5.75% 3/1/29 (MBIA Insured)	5,000,000	5,279,300
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,599,499
Series A, 5.375% 11/1/19 (FGIC Insured)	3,000,000	3,195,840
Pittsburgh Gen. Oblig.:
Series 2003 A:
5.5% 9/1/16 (AMBAC Insured)	5,000,000	5,387,950
5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (c)	800,000	894,552
Series 2003 D, 5% 9/1/06 (FGIC Insured)	250,000	263,228
5.5% 9/1/12 (AMBAC Insured)	1,065,000	1,138,187
Pittsburgh School District Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,381,312
0% 8/1/08 (AMBAC Insured)	2,000,000	1,745,280
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,673,196
Quaker Valley School District 5.5% 4/1/25 (FSA Insured)	1,020,000	1,070,419
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,656,104
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	853,524
5.375% 4/1/17 (FSA Insured)	830,000	888,789
5.375% 4/1/18 (FSA Insured)	875,000	934,001
Tredyffrin-Easttown School District:
5.5% 2/15/13	1,015,000	1,101,772
5.5% 2/15/16	2,140,000	2,303,667
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,009,058
West Allegheny School District Series B:
5% 2/1/11 (FGIC Insured)	1,225,000	1,325,217
5.25% 2/1/12 (FGIC Insured)	1,850,000	2,026,490
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (a)(b)	$ 2,700,000	$ 2,786,211
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,357,750
0% 8/15/20 (FGIC Insured)	2,500,000	1,102,425
Series C, 0% 8/15/17 (Escrowed to Maturity) (c)	2,500,000	1,316,950
Wyomissing Area School District Series B:
5.35% 5/1/09 (FGIC Insured)	1,130,000	1,237,836
5.35% 5/1/10 (FGIC Insured)	1,190,000	1,308,060
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,262,333
York County Solid Waste & Refuse Auth. Solid Waste Sys. Rev. 5.25% 12/1/05 (FGIC Insured)	2,500,000	2,611,800
		266,926,002
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	422,176
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (c)	2,100,000	2,215,080
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	100,000	100,346
		2,737,602
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $264,754,839)	273,646,216
NET OTHER ASSETS - 0.9%	2,459,903
NET ASSETS - 100%	$ 276,106,119
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	44.5%
Transportation	12.4%
Education	10.9%
Health Care	10.4%
Water & Sewer	10.2%
Escrowed/Pre-Refunded	5.1%
Others* (individually less than 5%)	6.5%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $21,680,576 and $25,607,871, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $264,754,839) - See accompanying schedule		$ 273,646,216
Cash		228,559
Receivable for fund shares sold		1,858
Interest receivable		3,442,798
Prepaid expenses		714
Other receivables		1,575
Total assets		277,321,720

Liabilities
Payable for investments purchased	$ 560,709
Payable for fund shares redeemed	262,548
Distributions payable	259,004
Accrued management fee	86,859
Other affiliated payables	24,967
Other payables and accrued expenses	21,514
Total liabilities		1,215,601

Net Assets		$ 276,106,119
Net Assets consist of:
Paid in capital		$ 267,675,384
Undistributed net investment income		47,462
Accumulated undistributed net realized gain (loss) on investments		(508,104)
Net unrealized appreciation (depreciation) on investments		8,891,377
Net Assets, for 25,800,453 shares outstanding		$ 276,106,119
Net Asset Value, offering price and redemption price per share ($276,106,119 ÷ 25,800,453 shares)		$ 10.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 6,672,403

Expenses
Management fee	$ 544,717
Transfer agent fees	107,816
Accounting fees and expenses	38,141
Non-interested trustees' compensation	749
Custodian fees and expenses	3,411
Registration fees	20,013
Audit	19,421
Legal	3,242
Miscellaneous	4,480
Total expenses before reductions	741,990
Expense reductions	(9,470)	732,520
Net investment income (loss)		5,939,883
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		261,105
Change in net unrealized appreciation (depreciation) on investment securities		(9,737,312)
Net gain (loss)		(9,476,207)
Net increase (decrease) in net assets resulting from operations		$ (3,536,324)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,939,883	$ 12,411,615
Net realized gain (loss)	261,105	3,115,200
Change in net unrealized appreciation (depreciation)	(9,737,312)	(684,686)
Net increase (decrease) in net assets resulting from operations	(3,536,324)	14,842,129
Distributions to shareholders from net investment income	(5,906,698)	(12,386,124)
Distributions to shareholders from net realized gain	(264,865)	(2,676,206)
Total distributions	(6,171,563)	(15,062,330)
Share transactions Net proceeds from sales of shares	19,094,551	33,102,566
Reinvestment of distributions	4,527,761	11,095,137
Cost of shares redeemed	(29,827,954)	(51,986,017)
Net increase (decrease) in net assets resulting from share transactions	(6,205,642)	(7,788,314)
Redemption fees	874	1,591
Total increase (decrease) in net assets	(15,912,655)	(8,006,924)

Net Assets
Beginning of period	292,018,774	300,025,698
End of period (including undistributed net investment income of $47,462 and undistributed net investment income of $23,804, respectively)	$ 276,106,119	$ 292,018,774
Other Information Shares
Sold	1,728,847	2,987,477
Issued in reinvestment of distributions	413,685	1,001,950
Redeemed	(2,739,011)	(4,706,471)
Net increase (decrease)	(596,479)	(717,044)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 11.07	$ 10.64	$ 10.64	$ 10.06	$ 10.83
Income from Investment Operations
Net investment income (loss)	.225D	.463D	.482D	.494D,F	.494D	.482
Net realized and unrealized gain (loss)	(.352)	.091	.471	.030F	.581	(.709)
Total from investment operations	(.127)	.554	.953	.524	1.075	(.227)
Distributions from net investment income	(.223)	(.462)	(.482)	(.493)	(.495)	(.482)
Distributions from net realized gain	(.010)	(.102)	(.041)	(.031)	-	(.042)
Distributions in excess of net realized gain	-	-	-	-	-	(.020)
Total distributions	(.233)	(.564)	(.523)	(.524)	(.495)	(.544)
Redemption fees added to paid in capital	-D,G	-D,G	-D,G	-D,G	-D,G	.001
Net asset value, end of period	$ 10.70	$ 11.06	$ 11.07	$ 10.64	$ 10.64	$ 10.06
Total ReturnB,C	(1.17)%	5.11%	9.14%	4.97%	10.99%	(2.16)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.51%A	.51%	.51%	.51%	.52%	.51%
Expenses net of voluntary waivers, if any	.51%A	.51%	.51%	.51%	.52%	.51%
Expenses net of all reductions	.51%A	.50%	.49%	.45%	.44%	.51%
Net investment income (loss)	4.12%A	4.18%	4.42%	4.59%F	4.84%	4.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,106	$ 292,019	$ 300,026	$ 269,262	$ 243,369	$ 242,001
Portfolio turnover rate	15%A	18%	9%	22%	26%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/04	% of fund's investments 12/31/03	% of fund's investments 6/30/03
0 - 30	79.2	74.0	78.8
31 - 90	13.2	2.2	9.6
91 - 180	3.0	17.5	3.4
181 - 397	4.6	6.3	8.2
Weighted Average Maturity
	6/30/04	12/31/03	6/30/03
Fidelity Pennsylvania Municipal Money Market Fund	30 Days	41 Days	43 Days
Pennsylvania Tax-Free Money Market Funds Average*	32 Days	36 Days	34 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
Variable Rate Demand Notes (VRDNs) 66.9%	Variable Rate Demand Notes (VRDNs) 67.2%
Commercial Paper (including CP Mode) 13.1%	Commercial Paper (including CP Mode) 15.7%
Tender Bonds 3.9%	Tender Bonds 7.9%
Municipal Notes 1.3%	Municipal Notes 2.0%
Fidelity Municipal Cash Central Fund 0.1%	Fidelity Municipal Cash Central Fund 0.6%
Other Investments 10.9%	Other Investments 5.7%
Net Other Assets 3.8%	Net Other Assets 0.9%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.2%
	Principal Amount	Value (Note 1)
Pennsylvania - 96.1%
Allegheny County Arpt. Rev.:
Bonds (Pittsburgh Int'l. Arpt. Proj.) 5.5% 1/1/05 (MBIA Insured) (d)	$ 3,000,000	$ 3,056,606
Participating VRDN Series PA 567, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,000,000	2,000,000
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(South Hills Health Sys. Proj.) Series 2000 A, 1.71%, tender 6/1/05, LOC PNC Bank NA, Pittsburgh (a)	3,900,000	3,900,000
Series PT 762, 1.25%, tender 8/26/04 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)(g)	2,800,000	2,800,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 1.25%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	1,890,000	1,890,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Children's Museum of Pittsburgh Proj.) 2%, tender 10/1/04, LOC PNC Bank NA, Pittsburgh (a)	3,000,000	3,006,877
Participating VRDN Series Merlots A48, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,000,000	3,000,000
(Doren, Inc. Proj.) Series 1997 C, 1.2%, LOC Nat'l. City Bank, PA, VRDN (a)(d)	1,700,000	1,700,000
(North Versailles Shopping Ctr. Proj.) Series 1992, 1.23%, LOC Bank One NA, VRDN (a)	1,540,000	1,540,000
(R.I. Lampus Co. Proj.) Series 1997 A, 1.2%, LOC Nat'l. City Bank, PA, VRDN (a)(d)	2,560,000	2,560,000
(Sacred Heart High School Proj.) 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,120,000	3,120,000
(UPMC Health Sys. Proj.) Series 2002 C, 1.1%, LOC Comerica Bank, Detroit, VRDN (a)	1,740,000	1,740,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.14% (Liquidity Facility Citibank NA, New York) (a)(f)	2,700,000	2,700,000
Berks County Indl. Dev. Auth. Rev. (Grafika Commercial Printing, Inc. Proj.) Series 1995, 1.19%, LOC Wachovia Bank NA, VRDN (a)(d)	850,000	850,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 1.19%, LOC Wachovia Bank NA, VRDN (a)(d)	1,020,000	1,020,000
(Snowball Real Estate LP Proj.) 1.27%, LOC Wachovia Bank NA, VRDN (a)(d)	2,500,000	2,500,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 1.16%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 1.15%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	$ 2,525,000	$ 2,525,000
Central Bucks School District Series 2000 A, 1.13% (FGIC Insured), VRDN (a)	4,330,000	4,330,000
Chester County Inter Unit 1.18%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,500,000	2,500,000
Cumberland County Indl. Dev. Auth. Rev. (Lane Enterprises, Inc. Proj.) Series 1994, 1.19%, LOC Wachovia Bank NA, VRDN (a)(d)	400,000	400,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series A, 1.12% tender 10/5/04, LOC Bank One NA, Chicago, CP mode	2,900,000	2,900,000
Harrisburg Auth. Wtr. Rev. Series A, 1.13% (FGIC Insured), VRDN (a)	2,800,000	2,800,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev. (Hatfield Quality Meats Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	2,500,000	2,500,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev.:
(Conemaught Proj.) Series 1997 A, 1.15%, LOC Bank One NA, Chicago, VRDN (a)(d)	4,115,000	4,115,000
(Exelon Generation Co. LLC Proj.) Series A, 1.06%, LOC Bank One NA, Chicago, VRDN (a)(d)	3,475,000	3,475,000
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 1.18% (MBIA Insured), VRDN (a)	2,400,000	2,400,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 1.18% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,880,000	2,880,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 1.22%, LOC Wachovia Bank NA, VRDN (a)(d)	1,600,000	1,600,000
Lehigh County Gen. Purp. Auth. Bonds (Muhlenberg Reg'l. Med. Ctr. Proj.) Series A, 6.6% 7/15/22 (Pre-Refunded to 7/15/04 @ 100) (e)	2,000,000	2,003,953
Montgomery Co. Gen. Oblig. Bonds 5% 10/15/04	1,800,000	1,819,691
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds:
(Exelon Generation Co. LLC Proj.) Series B, 1.09% tender 7/23/04, LOC Bank One NA, Chicago, CP mode	5,000,000	5,000,000
(Peco Energy Co. Proj.) Series 1994 A, 1.08% tender 8/19/04, LOC Wachovia Bank NA, CP mode	3,000,000	3,000,000
(H.P. Cadwallader, Inc. Proj.) Series 1995, 1.24%, LOC Wachovia Bank NA, VRDN (a)(d)	280,000	280,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
(RJI LP Proj.) Series 1992, 1.15%, LOC Nat'l. City Bank, VRDN (a)(d)	$ 190,000	$ 190,000
Northampton County Higher Ed. Auth. Rev. Bonds (Lehigh Univ. Proj.) 5.25% 8/15/04 (MBIA Insured)	1,900,000	1,909,752
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 1.15% tender 7/16/04, CP mode (d)	2,500,000	2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.14%, LOC Bank One NA, Chicago, VRDN (a)(d)	2,350,000	2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 1.13%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,900,000	2,900,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Merck & Co. Proj.) Series 2000, 1.15%, VRDN (a)(d)	4,000,000	4,000,000
(Reliant Energy Seward LLC Proj.):
Series 2002 A, 1.13%, LOC WestLB AG, VRDN (a)(d)	9,600,000	9,600,000
Series 2002 B, 1.1%, LOC WestLB AG, VRDN (a)(d)	5,700,000	5,700,000
Series A:
1.08%, LOC Barclays Bank PLC, VRDN (a)(d)	6,925,000	6,925,000
1.13%, LOC WestLB AG, VRDN (a)(d)	12,000,000	12,000,001
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Dodge-Regupol, Inc. Proj.) Series D4, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	400,000	400,000
(Respironics, Inc. Proj.) Series 1989 F, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	100,000	100,000
Series 1996 A2, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	700,000	700,000
Series 1996 A7, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	425,000	425,000
Series 1999 C4, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,000,000	1,000,000
Series 2002 B6, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,000,000	1,000,000
Series B3, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,900,000	1,900,000
Series B5, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,200,000	1,200,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Westrum Hanover, L.P. Proj.) 1.14%, VRDN (a)(d)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN:
Series Merlots 04 B15, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 3,100,000	$ 3,100,000
Series MS 01 465, 1.13% (Liquidity Facility Morgan Stanley) (a)(f)	6,995,000	6,995,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 C, 1.05%, LOC Sallie Mae, VRDN (a)(d)	1,400,000	1,400,000
Series 1997 A, 1.13% (AMBAC Insured), VRDN (a)(d)	2,900,000	2,900,000
Series 2001 B, 1.1% (FSA Insured), VRDN (a)(d)	800,000	800,000
Series 2002 B, 1.13% (FSA Insured), VRDN (a)(d)	2,800,000	2,800,000
Series A, 1.13% (FSA Insured), VRDN (a)(d)	5,600,000	5,600,000
Series A1, 1.13% (AMBAC Insured), VRDN (a)(d)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. Bonds (Univ. of Pennsylvania Proj.):
Series A, 6.5% 9/1/04	2,650,000	2,674,430
Series B, 6.5% 9/1/04	2,100,000	2,119,360
Pennsylvania Higher Edl. Facilities Auth. Health Svcs. Rev. Bonds Series 1996 A, 6% 1/1/05	1,000,000	1,023,481
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Mount Aloysius College Proj.) Series L3, 1.12%, LOC Allied Irish Banks PLC, VRDN (a)	2,600,000	2,600,000
(Saint Joseph's Univ. Proj.) Series 1997 A7, 1.12%, LOC Allied Irish Banks PLC, VRDN (a)	2,800,000	2,800,000
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series 2004 81A, 1.25% 4/1/05 (d)	510,000	510,000
Participating VRDN:
Series PA 1235, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,280,000	2,280,000
Series PA 930, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,995,000	5,995,000
Series PT 2068, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	1,820,000	1,820,000
Series PT 2190, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,440,000	5,440,000
Series PT 890, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	1,795,000	1,795,000
Series 2004 82B, 1.08% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	4,110,000	4,110,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series Merlots 03 A42, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	2,900,000	2,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.:
Bonds Series A, 6% 12/1/19 (Pre-Refunded to 12/1/04 @ 102) (e)	$ 1,200,000	$ 1,248,614
Participating VRDN Series ROC II R1005, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,470,000	2,470,000
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 1.18% (Liquidity Facility Societe Generale) (a)(d)(f)	2,600,000	2,600,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series LB 04 L17, 1.16% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	3,385,000	3,385,000
Series PA 882, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,200,000	2,200,000
Series Putters 217, 1.13% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	2,000,000	2,000,000
Philadelphia Auth. for Indl. Dev. Revs.:
(Saint Josephs Preparatory School Proj.) 1.13%, LOC Allied Irish Banks PLC, VRDN (a)	4,500,000	4,500,000
(Settlement Music School of Philadelphia Proj.) 1.13%, LOC Allied Irish Banks PLC, VRDN (a)	1,800,000	1,800,000
Philadelphia Auth. Indl. Dev. Lease Rev. Participating VRDN Series PA 1222, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,275,000	4,275,000
Philadelphia Gas Works Rev.:
Participating VRDN Series 1998 104, 1.13% (Liquidity Facility Morgan Stanley) (a)(f)	2,195,000	2,195,000
Series 2002 D, 1.08% 7/6/04, LOC JPMorgan Chase Bank, CP	5,750,000	5,750,000
Philadelphia School District Bonds Series A:
5.55% 7/1/05 (Pre-Refunded to 7/1/04 @ 100.25) (e)	3,000,000	3,007,500
5.8% 7/1/08 (Pre-Refunded to 7/1/04 @ 101) (e)	1,910,000	1,929,100
5.85% 7/1/09 (Pre-Refunded to 7/1/04 @ 101.25) (e)	1,710,000	1,731,375
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series MS 773, 1.1%, tender 3/31/05 (Liquidity Facility Morgan Stanley) (a)(f)(g)	2,000,000	2,000,000
Pittsburgh Gen. Oblig. Bonds Series A, 6% 3/1/05 (MBIA Insured)	3,000,000	3,095,527
Pittsburgh School District Bonds 2% 9/1/04 (FGIC Insured)	1,220,000	1,221,941
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Bonds 1.15% 9/1/04 (FSA Insured)	4,280,000	4,280,000
Ringgold School District Bonds 0% 7/15/04 (MBIA Insured)	1,460,000	1,459,439
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 1.18%, LOC Dexia Cr. Local de France, VRDN (a)(d)	7,235,000	7,235,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Schuylkill County Indl. Dev. Auth. Rev. (Metal Sales Manufacturing Corp.) Series 1995, 1.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	$ 150,000	$ 150,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Participating VRDN Series Merlots 02 A18, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	2,900,000	2,900,000
Upper Dauphin Indl. Dev. Auth. Rev. (United Church Christ Homes Proj.) Series 2001, 1.18%, LOC First Tennessee Bank NA, Memphis, VRDN (a)	2,500,000	2,500,000
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 A, 1.08% tender 9/15/04, LOC Dexia Cr. Local de France, CP mode (d)	7,750,000	7,750,000
Series 1990 B, 1.08% tender 9/15/04, LOC Dexia Cr. Local de France, CP mode (d)	5,000,000	5,000,000
Series 1993, 1.08% tender 9/15/04, LOC Dexia Cr. Local de France, CP mode (d)	8,515,000	8,515,000
York County Gen. Oblig. TRAN 1.75% 7/30/04	4,000,000	4,002,215
		296,174,862
	Shares
Other - 0.1%
Fidelity Municipal Cash Central Fund, 1.10% (b)(c)	409,100	409,100
TOTAL INVESTMENT PORTFOLIO - 96.2%		296,583,962
NET OTHER ASSETS - 3.8%		11,668,540
NET ASSETS - 100%		$ 308,252,502
Total Cost for Federal Income Tax Purposes $ 296,583,962
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,800,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 1.25%, tender 8/26/04 (Liquidity Facility Landesbank Hessen- Thuringen)	9/4/03	$ 2,800,000
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series MS 773, 1.1%, tender 3/31/05 (Liquidity Facility Morgan Stanley)	4/2/03	$ 2,000,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 296,583,962
Cash		10,080,282
Receivable for fund shares sold		1,723,876
Interest receivable		1,104,921
Other receivables		819
Total assets		309,493,860

Liabilities
Payable for fund shares redeemed	$ 1,110,151
Distributions payable	1,534
Accrued management fee	128,150
Other affiliated payables	1,523
Total liabilities		1,241,358

Net Assets		$ 308,252,502
Net Assets consist of:
Paid in capital		$ 308,273,008
Accumulated net realized gain (loss) on investments		(20,506)
Net Assets, for 308,237,445 shares outstanding		$ 308,252,502
Net Asset Value, offering price and redemption price per share ($308,252,502 ÷ 308,237,445 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 1,614,891

Expenses
Management fee	$ 747,163
Non-interested trustees' compensation	728
Total expenses before reductions	747,891
Expense reductions	(5,214)	742,677
Net investment income		872,214
Net realized gain (loss) on investment securities		(20,506)
Net increase in net assets resulting from operations		$ 851,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 872,214	$ 1,887,328
Net realized gain (loss)	(20,506)	34,964
Net increase (decrease) in net assets resulting from operations	851,708	1,922,292
Distributions to shareholders from net investment income	(872,214)	(1,887,328)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	294,001,294	400,930,209
Reinvestment of distributions	872,214	1,808,695
Cost of shares redeemed	(280,912,236)	(386,784,374)
Net increase (decrease) in net assets and shares resulting from share transactions	13,961,272	15,954,530
Total increase (decrease) in net assets	13,940,766	15,989,494

Net Assets
Beginning of period	294,311,736	278,322,242
End of period	$ 308,252,502	$ 294,311,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.006	.011	.025	.037	.029
Distributions from net investment income	(.003)	(.006)	(.011)	(.025)	(.037)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	.30%	.65%	1.09%	2.50%	3.80%	2.91%
Ratios to Average Net AssetsE
Expenses before expense reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.49%	.46%	.47%	.50%	.50%
Net investment income	.59%A	.66%	1.09%	2.45%	3.74%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,253	$ 294,312	$ 278,322	$ 240,705	$ 213,847	$ 201,291

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Pennsylvania. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) for the income fund as of period end were as follows:

Unrealized appreciation	$ 10,660,005
Unrealized depreciation	(1,711,684)
Net unrealized appreciation (depreciation)	$ 8,948,321
Cost for federal income tax purposes	$ 264,697,895

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Pennsylvania Municipal Income Fund	.07%	|

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Pennsylvania Municipal Money Market Fund	$ 39,805

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Pennsylvania Municipal Income Fund	$ 2,999	$ 6,471

In addition, through an arrangement with Fidelity Pennsylvania Municipal Money Market Fund's custodian and transfer agent, $5,214 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	636,855,022.09	76.849
Against	150,887,633.15	18.208
Abstain	40,713,763.86	4.912
Broker Non-Votes	253,332.00	.031
TOTAL	828,709,751.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	767,157,627.90	92.573
Withheld	61,552,123.20	7.427
TOTAL	828,709,751.10	100.000
Ralph F. Cox
Affirmative	766,126,728.93	92.448
Withheld	62,583,022.17	7.552
TOTAL	828,709,751.10	100.000
Laura B. Cronin
Affirmative	767,351,050.02	92.596
Withheld	61,358,701.08	7.404
TOTAL	828,709,751.10	100.000
Robert M. Gates
Affirmative	767,532,295.68	92.618
Withheld	61,177,455.42	7.382
TOTAL	828,709,751.10	100.000
George H. Heilmeier
Affirmative	766,078,246.56	92.442
Withheld	62,631,504.54	7.558
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	765,060,384.36	92.319
Withheld	63,649,366.74	7.681
TOTAL	828,709,751.10	100.000
Edward C. Johnson 3d
Affirmative	764,319,910.03	92.230
Withheld	64,389,841.07	7.770
TOTAL	828,709,751.10	100.000
Donald J. Kirk
Affirmative	765,953,858.04	92.427
Withheld	62,755,893.06	7.573
TOTAL	828,709,751.10	100.000
Marie L. Knowles
Affirmative	767,230,609.26	92.581
Withheld	61,479,141.84	7.419
TOTAL	828,709,751.10	100.000
Ned C. Lautenbach
Affirmative	767,065,754.21	92.561
Withheld	61,643,996.89	7.439
TOTAL	828,709,751.10	100.000
Marvin L. Mann
Affirmative	765,939,293.51	92.426
Withheld	62,770,457.59	7.574
TOTAL	828,709,751.10	100.000
William O. McCoy
Affirmative	765,995,462.29	92.432
Withheld	62,714,288.81	7.568
TOTAL	828,709,751.10	100.000
Robert L. Reynolds
Affirmative	767,275,847.55	92.587
Withheld	61,433,903.55	7.413
TOTAL	828,709,751.10	100.000
William S. Stavropoulos
Affirmative	766,682,881.97	92.515
Withheld	62,026,869.13	7.485
TOTAL	828,709,751.10	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

PFR-USAN-0804
1.787788.101

Spartan®
Michigan Municipal Income
Fund

and

Fidelity ®
Michigan Municipal Money
Market Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders
Spartan Michigan Municipal Income Fund
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	14	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	18	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	19	A complete list of the fund's investments.
Financial Statements	27	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	31	Notes to the Financial Statements
Proxy Voting Results	35

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.2	45.4
Water & Sewer	11.1	11.5
Escrowed/Pre-Refunded	10.3	13.6
Health Care	9.1	10.2
Special Tax	5.7	4.9
Average Years to Maturity as of June 30, 2004
		6 months ago
Years	12.5	12.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2004
6 months ago
Years	7.0	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
AAA 68.7%	AAA 75.8%
AA,A 28.5%	AA,A 22.0%
BBB 1.0%	BBB 0.9%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Spartan Michigan Municipal Income Fund

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value (Note 1)
Michigan - 97.7%
Anchor Bay School District 2000 School Bldg. & Site Series III, 5.25% 5/1/31	$ 9,300,000	$ 9,335,061
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	3,106,000	4,019,723
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,043,987
Birmingham County School District Series II, 5.25% 11/1/19	1,200,000	1,269,780
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	6,075,400
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,136,509
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,468,092
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,100,000	1,168,772
5.5% 5/1/26 (FGIC Insured)	3,000,000	3,093,870
Carman-Ainsworth Cmnty. School District:
5.5% 5/1/14 (FGIC Insured)	1,755,000	1,937,889
5.5% 5/1/15 (FGIC Insured)	1,850,000	2,037,553
5.5% 5/1/16 (FGIC Insured)	1,000,000	1,092,940
5.5% 5/1/17 (FGIC Insured)	2,060,000	2,245,688
5.5% 5/1/20 (FGIC Insured)	2,000,000	2,142,960
Chippewa Valley Schools:
Series I, 5.375% 5/1/17	1,000,000	1,073,870
5.5% 5/1/17	1,125,000	1,227,983
Clarkston Cmnty. Schools:
5.375% 5/1/21	1,950,000	2,083,692
5.375% 5/1/22	1,150,000	1,223,658
Clintondale Cmnty. Schools 5.5% 5/1/15	2,205,000	2,302,659
Constantine Pub. Schools:
5% 5/1/25	2,250,000	2,253,105
5.5% 5/1/18	1,220,000	1,331,471
5.5% 5/1/19	1,245,000	1,357,847
5.5% 5/1/20	1,245,000	1,352,369
5.5% 5/1/21	1,250,000	1,349,613
Crawford Ausable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18	1,100,000	1,196,107
Davison Cmnty. School District 5.375% 5/1/16 (FGIC Insured)	1,000,000	1,065,380
Detroit City School District:
Series A:
5.5% 5/1/16 (FSA Insured)	1,500,000	1,634,160
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit City School District: - continued
Series A:
5.5% 5/1/18 (FGIC Insured)	$ 2,000,000	$ 2,161,300
5.5% 5/1/18 (FSA Insured)	1,000,000	1,083,190
5.5% 5/1/20 (FSA Insured)	3,000,000	3,214,440
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,327,080
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/10 (MBIA Insured)	4,000,000	4,332,840
5% 9/30/11 (MBIA Insured)	3,000,000	3,257,490
5% 9/30/12 (MBIA Insured)	3,000,000	3,244,140
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,525,000	4,936,730
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,545,158
Series A, 5% 4/1/09 (FSA Insured) (a)	3,000,000	3,175,590
5.5% 4/1/17 (MBIA Insured)	2,615,000	2,818,761
5.5% 4/1/19 (MBIA Insured)	1,500,000	1,628,820
5.5% 4/1/20 (MBIA Insured)	1,250,000	1,351,213
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (b)	10,000,000	10,854,300
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,298,518
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,016,872
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	6,390,000	6,448,916
Series A:
5.5% 7/1/15 (FGIC Insured)	3,675,000	3,944,672
5.875% 7/1/29 (Pre-Refunded to 1/1/10 @ 101) (d)	3,085,000	3,503,110
Series B, 5.5% 7/1/33 (FGIC Insured)	10,000,000	10,353,100
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,162,520
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,035,957
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27	1,170,000	1,209,464
5.375% 5/1/19	1,000,000	1,064,110
East China School District 5.5% 5/1/17	1,775,000	1,907,522
East Grand Rapids Pub. School District 5.5% 5/1/17	1,690,000	1,809,635
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)	2,230,000	2,359,362
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Eastern Michigan Univ. Revs. Series 2000 B: - continued
5.625% 6/1/30 (FGIC Insured)	$ 1,250,000	$ 1,307,375
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	430,000	448,447
Flushing Cmnty. Schools 5.25% 5/1/18	1,030,000	1,090,523
Gibraltar School District:
5.5% 5/1/18	1,200,000	1,309,644
5.5% 5/1/21	1,200,000	1,295,628
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC Insured)	1,000,000	1,095,720
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,385,578
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC Insured)	2,000,000	2,247,940
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,513,380
Howell Pub. Schools:
0% 5/1/10 (AMBAC Insured)	1,130,000	898,033
5% 5/1/11	2,250,000	2,438,888
Huron School District 5.625% 5/1/16 (FSA Insured)	1,050,000	1,144,343
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	1,986,800
0% 5/1/11 (FGIC Insured)	5,830,000	4,416,166
0% 5/1/12 (FGIC Insured)	1,420,000	1,014,817
5.25% 5/1/16	2,450,000	2,634,755
5.5% 5/1/18	2,525,000	2,710,234
Imlay City Cmnty. School District (School Bldg. and Site Proj.) 0% 5/1/06 (FGIC Insured)	1,375,000	1,319,670
Ingham, Eaton and Clinton Counties Lansing School District:
5% 5/1/19	4,450,000	4,597,740
5% 5/1/20	1,000,000	1,027,610
Jonesville Cmnty. Schools 5.75% 5/1/17 (FGIC Insured)	1,150,000	1,251,683
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,345,426
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,553,439
5.375% 1/15/12	2,505,000	2,637,389
L'Anse Creuse Pub. Schools:
5.375% 5/1/18	1,000,000	1,079,010
5.375% 5/1/20	1,000,000	1,074,650
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Lake Orion Cmnty. School District 5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,150,000	$ 1,163,179
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,136,330
Lansing Cmnty. College 5.5% 5/1/14 (FGIC Insured)	3,400,000	3,742,312
Lansing Swr. Disp. Sys. Rev. 5% 5/1/11 (FGIC Insured)	1,050,000	1,138,809
Lawton Cmnty. Schools 5.5% 5/1/19	1,050,000	1,124,981
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,130,976
Livonia Pub. School District 5.875% 5/1/25 Refunded to 5/1/10 @ 100) (d)	7,000,000	7,938,980
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series D, 5.875% 4/1/11 (FSA Insured)	2,750,000	2,948,028
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series I, 5.25% 10/15/11 (FSA Insured)	3,000,000	3,296,310
Series III, 5% 10/15/10 (MBIA Insured)	1,000,000	1,080,790
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,622,662
5.25% 5/15/16 (FSA Insured)	3,850,000	4,131,859
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	3,000,000	3,289,560
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,015,000	2,300,646
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,109,380
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	17,145,000	19,553,691
6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	3,070,000	3,520,001
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	478,146
5.5% 3/1/14	1,300,000	1,356,732
5.5% 3/1/15	1,985,000	2,050,326
(Daughters of Charity Health Sys. Proj.) 5.5% 11/1/05 (Escrowed to Maturity) (d)	1,015,000	1,041,197
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,078,860
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,095,940
Series A, 6% 11/15/19	1,945,000	2,022,080
(McLaren Oblig. Group Proj.) Series A, 5.375% 10/15/13	9,250,000	9,448,968
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	$ 2,500,000	$ 2,587,100
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,329,268
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,535,358
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,220,445
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,364,075
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,622,300
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,144,980
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,231,960
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (d)	1,710,000	1,924,588
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	613,058
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,444,701
5.625% 11/15/31	4,500,000	4,516,695
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,617,307
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B, 5.8% 4/1/19	4,150,000	4,197,310
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/06 (FGIC Insured)	5,000,000	4,699,100
0% 12/1/07 (FGIC Insured)	5,340,000	4,820,578
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,011,400
Series CA:
0% 6/15/07 (FSA Insured)	5,165,000	4,748,288
0% 6/15/13 (FSA Insured)	3,850,000	2,601,753
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	896,058
7.5% 11/1/09 (AMBAC Insured)	20,000	20,064
Series C:
5% 5/1/10	5,500,000	5,953,970
5% 5/1/11	2,000,000	2,166,640
5% 10/1/23	5,000,000	5,038,700
5.375% 10/1/19	1,950,000	2,073,435
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/09 (MBIA Insured)	2,000,000	2,170,180
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 8/1/04 (b)(c)	$ 3,000,000	$ 3,003,480
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	1,025,970
Series AA, 6.4% 9/1/25 (MBIA Insured)	5,000,000	5,345,850
Series BB:
7% 7/15/08 (MBIA Insured)	2,000,000	2,287,240
7% 5/1/21 (AMBAC Insured)	8,515,000	10,694,244
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (b)(c)	2,045,000	2,073,916
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,694,005
5.5% 11/1/16	3,000,000	3,334,530
5.25% 10/1/16 (FSA Insured)	3,000,000	3,228,630
Mona Shores School District School Bldg. & Site 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,590,163
Montague Pub. School District:
5.5% 5/1/16	1,005,000	1,082,646
5.5% 5/1/17	1,005,000	1,080,687
5.5% 5/1/19	1,090,000	1,164,305
Morenci Area Schools 5.25% 5/1/21 (MBIA Insured)	1,410,000	1,476,256
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,338,600
5.5% 5/1/16	1,000,000	1,077,260
Muskegon County Wastewtr. Mgmt. Sys. #1 5% 7/1/06 (FSA Insured) (c)	1,000,000	1,052,920
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (MBIA Insured)	2,075,000	2,217,075
5.625% 11/1/30 (MBIA Insured)	1,550,000	1,611,799
New Haven Cmnty. Schools 5.25% 5/1/18	1,175,000	1,240,730
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,786,650
0% 5/1/13 (MBIA Insured)	1,700,000	1,154,980
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18	1,515,000	1,572,555
Paw Paw Pub. School District 5.25% 5/1/25	4,100,000	4,166,461
Pinckney Cmnty. Schools Livingston & Washtenaw Counties:
5.5% 5/1/10 (FGIC Insured)	2,175,000	2,324,510
5.5% 5/1/11 (FGIC Insured)	2,350,000	2,511,539
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Pinckney Cmnty. Schools Livingston & Washtenaw Counties: - continued
5.5% 5/1/14 (FGIC Insured)	$ 3,075,000	$ 3,286,376
Plainwell Cmnty. School District:
5.5% 5/1/14	1,000,000	1,106,190
5.5% 5/1/16	1,000,000	1,097,270
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,740,943
5.25% 5/1/16	1,175,000	1,260,188
5.25% 5/1/17	2,125,000	2,277,511
5.25% 5/1/18	2,175,000	2,296,670
Reese Pub. Schools School District (School Bldg. & Site Proj.) 5.5% 5/1/30 (MBIA Insured)	2,140,000	2,193,864
River Rouge School District 5% 5/1/19 (FGIC Insured)	7,690,000	7,912,010
Riverview Cmnty. School District:
5% 5/1/14	905,000	969,870
5% 5/1/15	955,000	1,014,707
5% 5/1/17	1,000,000	1,050,190
5% 5/1/18	1,000,000	1,043,680
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16	1,125,000	1,211,918
5% 5/1/19 (MBIA Insured)	1,000,000	1,056,790
Romulus Cmnty. Schools Series I, 0% 5/1/06 (FSA Insured)	3,610,000	3,464,734
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,014,360
5.5% 1/1/14	4,000,000	4,123,800
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,440,955
5% 4/1/19 (AMBAC Insured)	1,475,000	1,523,616
Saint Joseph School District 5.5% 5/1/18	1,065,000	1,143,128
South Haven Pub. Schools:
5% 5/1/20 (FSA Insured)	1,450,000	1,485,525
5% 5/1/21 (FSA Insured)	1,450,000	1,478,159
5% 5/1/22 (FSA Insured)	1,350,000	1,368,414
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,078,330
Southfield Library Bldg. Auth. 5.5% 5/1/21 (MBIA Insured)	1,425,000	1,506,581
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,025,000	$ 1,098,390
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,089,083
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,090,631
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,088,314
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	2,963,091
5.25% 5/1/25 (FSA Insured)	2,000,000	2,045,140
Standish Sterling Cmnty. Schools 5.15% 5/1/28 (FGIC Insured)	4,900,000	4,901,323
Stockbridge Cmnty. Schools 5.625% 5/1/26	1,400,000	1,472,142
Sturgis Pub. School District 5.625% 5/1/30	3,000,000	3,115,770
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities:
5% 10/1/21 (MBIA Insured)	1,735,000	1,770,047
5% 10/1/23 (MBIA Insured)	1,920,000	1,937,261
Tecumseh Pub. Schools 5.5% 5/1/30 (FGIC Insured)	1,250,000	1,280,825
Utica Cmnty. Schools:
5% 5/1/17	3,000,000	3,148,860
5.25% 5/1/15	725,000	789,155
5.375% 5/1/16	2,250,000	2,450,610
5.5% 5/1/17	1,000,000	1,100,650
Warren Consolidated School District 5.375% 5/1/16 (FSA Insured)	2,350,000	2,537,812
Waverly Cmnty. School District:
5.75% 5/1/14 (FGIC Insured)	1,000,000	1,103,490
5.75% 5/1/16 (FGIC Insured)	1,000,000	1,099,640
Wayne Charter County Arpt. Rev. (Detroit Metro. Wayne County Arpt. Proj.) Series A, 5.25% 12/1/12 (MBIA Insured) (c)	2,500,000	2,626,225
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,060,840
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	902,717
Whitehall District Schools 5.5% 5/1/15	1,000,000	1,081,840
Willow Run Cmnty. Schools County of Washtenaw 5.5% 5/1/16	1,630,000	1,748,387
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Woodhaven-Brownstown School District County of Wayne 5.375% 5/1/18 (FSA Insured)	$ 1,875,000	$ 2,009,044
Wyandotte City School District 5.375% 5/1/20	1,050,000	1,124,351
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,784,396
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,793,580
		531,236,284
Puerto Rico - 0.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,488,925
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	290,000	291,003
		2,779,928
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $516,436,770)	534,016,212
NET OTHER ASSETS - 1.8%	9,964,354
NET ASSETS - 100%	$ 543,980,566
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	49.2%
Water & Sewer	11.1%
Escrowed/Pre-Refunded	10.3%
Health Care	9.1%
Special Tax	5.7%
Electric Utilities	5.0%
Others* (individually less than 5%)	9.6%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $36,631,380 and $41,040,089, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $516,436,770) - See accompanying schedule		$ 534,016,212
Cash		8,582,489
Receivable for fund shares sold		166,121
Interest receivable		5,824,977
Prepaid expenses		1,378
Other receivables		6,310
Total assets		548,597,487

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,152,730
Payable for fund shares redeemed	640,204
Distributions payable	578,842
Accrued management fee	169,927
Other affiliated payables	50,332
Other payables and accrued expenses	24,886
Total liabilities		4,616,921

Net Assets		$ 543,980,566
Net Assets consist of:
Paid in capital		$ 522,981,263
Undistributed net investment income		25,225
Accumulated undistributed net realized gain (loss) on investments		3,394,636
Net unrealized appreciation (depreciation) on investments		17,579,442
Net Assets, for 45,811,812 shares outstanding		$ 543,980,566
Net Asset Value, offering price and redemption price per share ($543,980,566 ÷ 45,811,812 shares)		$ 11.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 12,620,112

Expenses
Management fee	$ 1,052,704
Transfer agent fees	221,611
Accounting fees and expenses	69,790
Non-interested trustees' compensation	1,426
Custodian fees and expenses	5,443
Registration fees	22,832
Audit	20,147
Legal	5,266
Miscellaneous	9,182
Total expenses before reductions	1,408,401
Expense reductions	(45,391)	1,363,010
Net investment income (loss)		11,257,102
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,809,410
Change in net unrealized appreciation (depreciation) on investment securities		(19,868,171)
Net gain (loss)		(16,058,761)
Net increase (decrease) in net assets resulting from operations		$ (4,801,659)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,257,102	$ 24,192,521
Net realized gain (loss)	3,809,410	9,472,392
Change in net unrealized appreciation (depreciation)	(19,868,171)	(1,715,675)
Net increase (decrease) in net assets resulting from operations	(4,801,659)	31,949,238
Distributions to shareholders from net investment income	(11,261,432)	(24,202,901)
Share transactions Net proceeds from sales of shares	43,049,927	83,885,105
Reinvestment of distributions	7,795,384	16,889,514
Cost of shares redeemed	(52,197,203)	(119,376,217)
Net increase (decrease) in net assets resulting from share transactions	(1,351,892)	(18,601,598)
Redemption fees	1,309	7,727
Total increase (decrease) in net assets	(17,413,674)	(10,847,534)

Net Assets
Beginning of period	561,394,240	572,241,774
End of period (including undistributed net investment income of $25,225 and undistributed net investment income of $429,486, respectively)	$ 543,980,566	$ 561,394,240
Other Information Shares
Sold	3,529,517	6,902,116
Issued in reinvestment of distributions	643,757	1,391,625
Redeemed	(4,314,206)	(9,851,451)
Net increase (decrease)	(140,932)	(1,557,710)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 12.04	$ 11.47	$ 11.48	$ 10.87	$ 11.72
Income from Investment Operations
Net investment income (loss)	.244 D	.513 D	.532 D	.552 D, F	.570 D	.551
Net realized and unrealized gain (loss)	(.350)	.180	.568	(.010) F	.610	(.850)
Total from investment operations	(.106)	.693	1.100	.542	1.180	(.299)
Distributions from net investment income	(.244)	(.513)	(.530)	(.552)	(.570)	(.551)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	-	-
Net asset value, end of period	$ 11.87	$ 12.22	$ 12.04	$ 11.47	$ 11.48	$ 10.87
Total Return B, C	(.89)%	5.87%	9.78%	4.77%	11.19%	(2.63)%
Ratios to Average Net Assets E
Expenses before expense reductions	.51% A	.50%	.50%	.50%	.51%	.52%
Expenses net of voluntary waivers, if any	.51% A	.50%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.49% A	.49%	.48%	.44%	.45%	.52%
Net investment income (loss)	4.04% A	4.22%	4.51%	4.76% F	5.17%	4.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 543,981	$ 561,394	$ 572,242	$ 505,534	$ 458,910	$ 425,130
Portfolio turnover rate	13% A	23%	17%	19%	18%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Michigan Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/04	% of fund's investments 12/31/03	% of fund's investments 6/30/03
0 - 30	85.4	81.2	89.3
31 - 90	7.9	1.9	4.2
91 - 180	5.7	2.6	4.9
181 - 397	1.0	14.3	1.6
Weighted Average Maturity
	6/30/04	12/31/03	6/30/03
Fidelity Michigan Municipal Money Market Fund	20 Days	44 Days	19 Days
All Tax-Free Money Market Funds Average*	33 Days	45 Days	44 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
Variable Rate Demand Notes (VRDNs) 79.4%	Variable Rate Demand Notes (VRDNs) 79.5%
Commercial Paper (including CP Mode) 2.2%	Commercial Paper (including CP Mode) 3.3%
Tender Bonds 8.3%	Tender Bonds 7.5%
Municipal Notes 3.2%	Municipal Notes 3.8%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 0.7%
Other Investments 6.3%	Other Investments 4.7%
Net Other Assets 0.6%	Net Other Assets 0.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value (Note 1)
Michigan - 98.5%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	$ 5,155,000	$ 5,155,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 1.16%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	13,675,000	13,675,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.18%, LOC Northern Trust Co., Chicago, VRDN (b)	5,130,000	5,130,000
Detroit City School District Participating VRDN:
ROC II R1033, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,685,000	3,685,000
Series PT 1805, 1.14% (Liquidity Facility WestLB AG) (b)(e)	1,095,000	1,095,000
Series PT 2158, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,000,000	2,000,000
Series ROC II R4004, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,780,000	5,780,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	2,500,000	2,500,000
Detroit Swr. Disp. Rev.:
Bonds:
Series 2001 E, 1.05%, tender 9/2/04 (FGIC Insured) (b)	10,000,000	10,000,000
Series 2003 A, 3% 7/1/04 (FSA Insured)	16,560,000	16,560,001
Participating VRDN:
Series 2002 G, 1.16% (Liquidity Facility Bank of America NA) (b)(e)	8,520,000	8,520,000
Series Merlots 00 I, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	9,300,000	9,300,000
Series Merlots 01 A103, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	10,015,000	10,015,000
Series Merlots 01 A112, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,115,000	5,115,000
Series Merlots 04 B2, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,800,000	5,800,000
Series Merlots B41, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,260,000	2,260,000
Series PA 1183, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,000,000	6,000,000
Series SGB 47, 1.14% (Liquidity Facility Societe Generale) (b)(e)	5,800,000	5,800,000
Detroit Wtr. Supply Sys. Rev.:
Bonds Series Putters 345, 1%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,495,000	8,495,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Participating VRDN:
Series Merlots 00 D, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 4,500,000	$ 4,500,000
Series PA 1151, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,405,000	5,405,000
Series Putters 200, 1.12% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,370,000	5,370,000
Series SG 64, 1.12% (Liquidity Facility Societe Generale) (b)(e)	3,500,000	3,500,000
Series SGB 6, 1.14% (Liquidity Facility Societe Generale) (b)(e)	9,570,000	9,570,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.14% (Liquidity Facility Citibank NA, New York) (b)(e)	8,200,000	8,200,000
East Lansing School District Participating VRDN Series SGA 114, 1.08% (Liquidity Facility Societe Generale) (b)(e)	6,000,000	6,000,000
Genesee County Econ. Dev. Corp. (Creative Foam Corp. Proj.) Series 1994, 1.28%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,000,000	1,000,000
Grand Rapids Economic Dev. Corp. (Cornerstone Univ. Proj.) 1.12%, LOC Nat'l. City Bank, VRDN (b)	2,000,000	2,000,000
Hartland Consolidated School District Participating VRDN Series MSTC 01 127 Class A, 1.08% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	6,655,000	6,655,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 1.19%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,500,000	2,500,000
Jackson Pub. Schools RAN Series A, 2% 8/24/04, LOC Comerica Bank, Detroit	2,735,000	2,738,827
Kentwood Pub. Schools Participating VRDN Series EGL 03 24, 1.14% (Liquidity Facility Citibank NA, New York) (b)(e)	3,195,000	3,195,000
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.):
Series I, 5% 10/15/04	2,535,000	2,563,436
Series II, 2% 10/15/04	1,075,000	1,077,938
(State Police Communications Sys. Proj.) 3% 10/1/04	3,225,000	3,239,368
Series MS 886, 1.25%, tender 12/16/04 (Liquidity Facility Morgan Stanley) (b)(e)(f)	1,700,000	1,700,000
Participating VRDN:
Series EGL 01 2202, 1.14% (Liquidity Facility Citibank NA, New York) (b)(e)	3,000,000	3,000,000
Series Merlots 04 B10, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,120,000	5,120,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Participating VRDN:
Series MS 00 481X, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)	$ 9,670,000	$ 9,670,000
Series PT 2177, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,170,000	6,170,000
Series PT 2234, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,900,000	5,900,000
Series ROC II R 4551, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,215,000	5,215,000
Series ROC II R2064, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,760,000	2,760,000
Series ROC II R4057, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,215,000	2,215,000
Series Stars 101, 1.12% (Liquidity Facility BNP Paribas SA) (b)(e)	5,900,000	5,900,000
Series 4, 1.15% 9/9/04, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	5,900,000	5,900,000
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 1.12% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	8,225,000	8,225,000
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN Series PA 1064, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	7,420,000	7,420,000
1.1% (AMBAC Insured), VRDN (b)(c)	4,000,000	4,000,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B1, 5.05%, tender 11/15/04 (b)	6,000,000	6,086,345
(Mercy Health Svcs. Proj.) Series T, 5.75% 8/15/04	2,905,000	2,921,253
(Health Care Equip. Ln. Prog.):
Series 2003 C:
1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,600,000	6,600,000
1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000,000	5,000,000
Series B, 1.11%, LOC Standard Fed. Bank, VRDN (b)	4,000,000	4,000,000
(United Memorial Hosp. Assoc. Proj.) Series 1999, 1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(c)	9,335,000	9,335,000
Michigan Hosp. Fin. Auth. Rev. Series B, 1.11%, LOC Standard Fed. Bank, VRDN (b)	3,600,000	3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A, 1.13% tender 7/6/04, LOC Landesbank Hessen-Thuringen, CP mode (c)	3,000,000	3,000,000
(Hunt Club Apts. Proj.) 1.13%, LOC Fannie Mae, VRDN (b)(c)	5,600,000	5,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series 2003 C, 1.22%, tender 11/24/04 (FSA Insured) (b)(c)	$ 3,000,000	$ 3,000,000
Participating VRDN Series PT 01 556, 1.17% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	3,630,000	3,630,000
Series 1999 B2, 1.11% (MBIA Insured), VRDN (b)(c)	6,000,000	6,000,000
Series 2002 A, 1.11% (MBIA Insured), VRDN (b)(c)	5,000,000	5,000,000
Michigan Muni. Bond Auth. Rev.:
Bonds 6.5% 10/1/17 (Pre-Refunded to 10/1/04 @ 102) (d)	2,750,000	2,840,982
Participating VRDN:
Series EGL 00 2201, 1.14% (Liquidity Facility Citibank NA, New York) (b)(e)	9,500,000	9,500,000
Series MS 718, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)	12,971,000	12,971,000
Series MSTC 02 204, 1.08% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	10,395,000	10,395,000
RAN:
Series 2003 B1, 2% 8/20/04	3,000,000	3,003,975
Series 2003 B2, 2% 8/23/04, LOC JPMorgan Chase Bank	12,915,000	12,932,711
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	2,055,000	2,055,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MS 00 382, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)	2,000,000	2,000,000
(BC&C Proj.) 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	1,680,000	1,680,000
(Bico Michigan, Inc. Proj.) Series 1999, 1.25%, LOC Bank One NA, VRDN (b)(c)	3,300,000	3,300,000
(Biewer of Lansing LLC Proj.) Series 1999, 1.22%, LOC Standard Fed. Bank, VRDN (b)(c)	1,335,000	1,335,000
(Bosal Ind. Proj.) Series 1998, 1.15%, LOC Bank of New York, New York, VRDN (b)(c)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 1.28%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,900,000	1,900,000
(Conti Properties LLC Proj.) Series 1997, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,740,000	2,740,000
(Creative Foam Corp. Proj.) 1.25%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,000,000	1,000,000
(Doss Ind. Dev. Co. Proj.) 1.28%, LOC Bank One NA, Chicago, VRDN (b)(c)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Fintex LLC Proj.) Series 2000, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	$ 2,330,000	$ 2,330,000
(Future Fence Co. Proj.) 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,500,000	2,500,000
(Grandview Plaza Riverview Assoc. One LP Proj.) 1.2%, LOC Nat'l. City Bank, VRDN (b)(c)	1,910,000	1,910,000
(HP Pelzer Automotive Sys. Sterling Heights Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (b)(c)	2,250,000	2,250,000
(John H. Dekker & Sons Proj.) Series 1998, 1.23%, LOC Standard Fed. Bank, VRDN (b)(c)	1,110,000	1,110,000
(K&M Engineering, Inc. Proj.) 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	1,720,000	1,720,000
(LPB LLC Proj.) 1.25%, LOC Comerica Bank, Detroit, VRDN (b)(c)	3,100,000	3,100,000
(Majestic Ind., Inc. Proj.) 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,275,000	2,275,000
(Mans Proj.) Series 1998, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,260,000	2,260,000
(Mid-American Products, Inc. Proj.) Series 1998 1.24%, LOC Standard Fed. Bank, VRDN (b)(c)	1,635,000	1,635,000
(PBL Enterprises, Inc. Proj.) Series 1997, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,175,000	2,175,000
(Pioneer Laboratories, Inc. Proj.) 1.13%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,400,000	1,400,000
(S&S LLC Proj.) Series 2000, 1.33%, LOC Standard Fed. Bank, VRDN (b)(c)	3,400,000	3,400,000
(SBC Ventures LLC Proj.) 1.33%, LOC Comerica Bank, Detroit, VRDN (a)(b)(c)	4,000,000	4,000,000
(TEI Invts. LLC Proj.) Series 1997, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	600,000	600,000
(Temperance Enterprise Proj.) Series 1996, 1.2%, LOC Nat'l. City Bank, VRDN (b)(c)	2,320,000	2,320,000
(Templeton Properties LLC Proj.) Series 2000, 1.28%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,700,000	1,700,000
(The Monarch Press, Inc. Proj.) Series 2000, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	1,900,000	1,900,000
(The Spiratex Co. Proj.) Series 1994, 1.28%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,200,000	1,200,000
(Trilan LLC Proj.) 1.25%, LOC Bank One NA, Chicago, VRDN (b)(c)	3,700,000	3,700,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 1.38%, LOC Comerica Bank, Detroit, VRDN (b)(c)	600,000	600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Vent-Rite Valve Corp. Proj.) 1.1%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	$ 920,000	$ 920,000
(W.H. Porter, Inc. Proj.) Series 2001, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	3,550,000	3,550,000
(Whitehall Products LLC Proj.) Series 2000, 1.16%, LOC Lasalle Bank NA, VRDN (b)(c)	2,515,000	2,515,000
(Windcrest Properties LLC Proj.) 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	4,600,000	4,600,000
(YMCA Metro. Detroit Proj.) Series 2001, 1.18%, LOC Bank One NA, Chicago, VRDN (b)	12,740,000	12,740,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.4%, VRDN (b)	2,700,000	2,700,000
1.68%, VRDN (b)	2,700,000	2,700,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Great Lakes Recovery Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,100,000	1,100,000
Michigan Trunk Line Bonds 4% 10/1/04	5,000,000	5,035,883
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 1.23%, LOC Bank One NA, Chicago, VRDN (b)(c)	6,300,000	6,300,000
Rockford Pub. Schools Participating VRDN Series MS 01 589, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)	2,135,000	2,135,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Bonds Series MS 00 282, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley) (b)(e)(f)	8,895,000	8,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 1.18%, LOC Bank One NA, Chicago, VRDN (b)	12,565,000	12,565,000
Sterling Heights Econ. Dev. Corp. Ltd. Oblig. Rev. (Cherrywood Ctr. Assoc. Proj.) 1.15%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,400,000	2,400,000
Univ. of Michigan Univ. Revs. Series 2003 D, 1.08% 7/12/04, CP	3,900,000	3,900,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC 4518, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	7,720,000	7,720,000
Walled Lake Consolidated School District Participating VRDN Series Stars 04 95, 1.12% (Liquidity Facility BNP Paribas SA) (b)(e)	5,525,000	5,525,000
Wayne Charter County Arpt. Rev. Participating VRDN Series PT 2128, 1.18% (Liquidity Facility WestLB AG) (b)(c)(e)	1,275,000	1,275,000
Wayne State Univ. Revs Bonds 5% 11/15/04 (FGIC Insured)	2,550,000	2,585,414
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Wayne-Westland Cmnty. Schools Participating VRDN:
Series MS 98 56, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)	$ 7,465,000	$ 7,465,000
Series MS 98 67, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)	10,895,000	10,895,000
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Bonds Series Merlots A96, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,700,000	5,700,000
Whitmore Lake Pub. School District Participating VRDN Series ROC II R4515, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,900,000	3,900,000
Woodhaven-Brownstown School District County of Wayne Bonds Series 2004 B, 1.5%, tender 11/1/04 (Liquidity Facility Fifth Third Bank, Cincinnati) (b)	5,000,000	5,005,777
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) Series 1999, 1.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,345,000	3,345,000
		578,277,910
New York - 0.9%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 1.22% (Liquidity Facility Bank of New York, New York) (b)(c)(e)	5,500,000	5,500,000
TOTAL INVESTMENT PORTFOLIO - 99.4%		583,777,910
NET OTHER ASSETS - 0.6%		3,631,404
NET ASSETS - 100%		$ 587,409,314
Total Cost for Federal Income Tax Purposes $ 583,777,910
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,790,000 or 4.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Detroit Wtr. Supply Sys. Rev. Bonds Series Putters 345, 1%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	4/2/03 - 7/17/03	$ 8,495,000
Michigan Bldg. Auth. Rev. Bonds Series MS 886, 1.25%, tender 12/16/04 (Liquidity Facility Morgan Stanley)	12/17/03	$ 1,700,000
Security	Acquisition Date	Cost
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Bonds Series MS 00 282, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley)	12/28/00 - 3/4/02	$ 8,895,000
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Bonds Series Merlots A96, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	11/2/01	$ 5,700,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 583,777,910
Cash		3,271,400
Receivable for fund shares sold		6,912,851
Interest receivable		2,083,470
Prepaid expenses		1,408
Other receivables		1,191
Total assets		596,048,230

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 4,000,000
Payable for fund shares redeemed	4,339,696
Distributions payable	3,255
Accrued management fee	184,372
Other affiliated payables	85,556
Other payables and accrued expenses	26,037
Total liabilities		8,638,916

Net Assets		$ 587,409,314
Net Assets consist of:
Paid in capital		$ 587,258,010
Accumulated net realized gain (loss) on investments		151,304
Net Assets, for 586,992,079 shares outstanding		$ 587,409,314
Net Asset Value, offering price and redemption price per share ($587,409,314 ÷ 586,992,079 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 3,168,900

Expenses
Management fee	$ 1,112,394
Transfer agent fees	465,415
Accounting fees and expenses	44,090
Non-interested trustees' compensation	1,425
Custodian fees and expenses	5,436
Registration fees	27,356
Audit	13,060
Legal	4,631
Miscellaneous	18,503
Total expenses before reductions	1,692,310
Expense reductions	(5,836)	1,686,474
Net investment income		1,482,426
Net realized gain (loss) on investment securities		38,781
Net increase in net assets resulting from operations		$ 1,521,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,482,426	$ 3,565,354
Net realized gain (loss)	38,781	144,635
Net increase (decrease) in net assets resulting from operations	1,521,207	3,709,989
Distributions to shareholders from net investment income	(1,482,426)	(3,565,354)
Distributions to shareholders from net realized gain	-	(115,393)
Total distributions	(1,482,426)	(3,680,747)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	783,279,022	1,271,889,015
Reinvestment of distributions	1,477,350	3,578,138
Cost of shares redeemed	(785,678,277)	(1,255,965,674)
Net increase (decrease) in net assets and shares resulting from share transactions	(921,905)	19,501,479
Total increase (decrease) in net assets	(883,124)	19,530,721

Net Assets
Beginning of period	588,292,438	568,761,717
End of period	$ 587,409,314	$ 588,292,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.006	.010	.023	.036	.028
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.003	.006	.010	.023	.036	.028
Distributions from net investment income	(.003)	(.006)	(.010)	(.023)	(.036)	(.028)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	(.003)	(.006)	(.010)	(.023)	(.036)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.25%	.63%	1.03%	2.35%	3.69%	2.82%
Ratios to Average Net Assets D
Expenses before expense reductions	.57% A	.56%	.56%	.56%	.57%	.58%
Expenses net of voluntary waivers, if any	.57% A	.56%	.56%	.56%	.57%	.58%
Expenses net of all reductions	.57% A	.55%	.52%	.52%	.57%	.58%
Net investment income	.50% A	.61%	1.02%	2.32%	3.63%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 587,409	$ 588,292	$ 568,762	$ 542,017	$ 507,223	$ 444,679

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Michigan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) for the income fund as of period end were as follows:

Unrealized appreciation	$ 20,818,759
Unrealized depreciation	(3,088,159)
Net unrealized appreciation (depreciation)	$ 17,730,600
Cost for federal income tax purposes	$ 516,285,612

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Michigan Municipal Income Fund	.25%	.13%	.38%
Fidelity Michigan Municipal Money Market Fund	.25%	.13%	.38%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Michigan Municipal Income Fund	.08%	|
Fidelity Michigan Municipal Money Market Fund	.16%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Michigan Municipal Money Market Fund	$ 89,426

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan Michigan Municipal Income Fund	$ 4,929	$ 40,462
Fidelity Michigan Municipal Money Market Fund	5,267	569

Semiannual Report

Proxy Voting Results

Spartan Michigan Municipal Income Fund

A special meeting of Spartan Michigan Municipal Income Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results

Fidelity Michigan Municipal Money Market Fund

A special meeting of Fidelity Michigan Municipal Money Market Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	636,855,022.09	76.849
Against	150,887,633.15	18.208
Abstain	40,713,763.86	4.912
Broker Non-Votes	253,332.00	.031
TOTAL	828,709,751.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	767,157,627.90	92.573
Withheld	61,552,123.20	7.427
TOTAL	828,709,751.10	100.000
Ralph F. Cox
Affirmative	766,126,728.93	92.448
Withheld	62,583,022.17	7.552
TOTAL	828,709,751.10	100.000
Laura B. Cronin
Affirmative	767,351,050.02	92.596
Withheld	61,358,701.08	7.404
TOTAL	828,709,751.10	100.000
Robert M. Gates
Affirmative	767,532,295.68	92.618
Withheld	61,177,455.42	7.382
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	766,078,246.56	92.442
Withheld	62,631,504.54	7.558
TOTAL	828,709,751.10	100.000
Abigail P. Johnson
Affirmative	765,060,384.36	92.319
Withheld	63,649,366.74	7.681
TOTAL	828,709,751.10	100.000
Edward C. Johnson 3d
Affirmative	764,319,910.03	92.230
Withheld	64,389,841.07	7.770
TOTAL	828,709,751.10	100.000
Donald J. Kirk
Affirmative	765,953,858.04	92.427
Withheld	62,755,893.06	7.573
TOTAL	828,709,751.10	100.000
Marie L. Knowles
Affirmative	767,230,609.26	92.581
Withheld	61,479,141.84	7.419
TOTAL	828,709,751.10	100.000
Ned C. Lautenbach
Affirmative	767,065,754.21	92.561
Withheld	61,643,996.89	7.439
TOTAL	828,709,751.10	100.000
Marvin L. Mann
Affirmative	765,939,293.51	92.426
Withheld	62,770,457.59	7.574
TOTAL	828,709,751.10	100.000
William O. McCoy
Affirmative	765,995,462.29	92.432
Withheld	62,714,288.81	7.568
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	767,275,847.55	92.587
Withheld	61,433,903.55	7.413
TOTAL	828,709,751.10	100.000
William S. Stavropoulos
Affirmative	766,682,881.97	92.515
Withheld	62,026,869.13	7.485
TOTAL	828,709,751.10	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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Columbus, OH

Oregon

16850 SW 72nd Avenue
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Pennsylvania

600 West DeKalb Pike
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Philadelphia, PA

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Rhode Island

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Tennessee

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Texas

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Houston, TX

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Irving, TX

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19740 IH 45 North
Spring, TX

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Utah

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Virginia

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411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

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Semiannual Report

Semiannual Report

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MIR-USAN-0804
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Spartan®

Ohio Municipal Income
Fund

and

Fidelity ®
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders
Spartan Ohio Municipal Income Fund
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	13	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	17	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	18	A complete list of the fund's investments.
Financial Statements	27	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	31	Notes to the Financial Statements
Proxy Voting Results	36

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

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For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.9	55.6
Education	11.6	11.0
Water & Sewer	10.9	8.6
Health Care	7.6	6.5
Electric Utilities	5.9	6.7
Average Years to Maturity as of June 30, 2004
		6 months ago
Years	14.0	14.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2004
6 months ago
Years	7.5	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
AAA 52.3%	AAA 49.1%
AA,A 42.1%	AA,A 44.9%
BBB 2.7%	BBB 4.2%
BB and Below 1.7%	BB and Below 0.1%
Not Rated 1.5%	Not Rated 0.7%
Short-Term Investments and Net Other Assets* (0.3)%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

*Net Other Assets are not included in the pie chart.

Semiannual Report

Spartan Ohio Municipal Income Fund

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.3%
	Principal Amount	Value (Note 1)
Ohio - 98.5%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	$ 2,000,000	$ 2,071,740
Akron City Nontax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,437,825
Akron Gen. Oblig. 5.5% 12/1/21	2,000,000	2,142,240
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,723,171
Avon Lake City School District 5.5% 12/1/26 (FGIC Insured)	2,205,000	2,280,676
Bowling Green Univ. Gen. Receipts:
5.75% 6/1/11 (FGIC Insured)	1,455,000	1,636,555
5.75% 6/1/14 (FGIC Insured)	1,190,000	1,324,339
5.75% 6/1/16 (FGIC Insured)	1,250,000	1,386,200
Brookville Local School District 5.25% 12/1/20 (FSA Insured)	1,875,000	1,973,531
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,500,000	3,017,625
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	1,960,431
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10 (FSA Insured)	2,325,000	2,593,700
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,610,805
5.25% 12/1/17 (FSA Insured)	2,000,000	2,131,940
Cincinnati Gen. Oblig.:
(Police & Firemen's Disability Proj.) 6% 12/1/35	5,000,000	5,482,450
5.375% 12/1/20	2,000,000	2,127,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (c)	4,000,000	4,016,240
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,149,340
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08 (FSA Insured) (c)	1,500,000	1,608,330
Cleveland Gen. Oblig.:
5.25% 12/1/17 (FGIC Insured)	1,355,000	1,432,371
5.5% 9/1/16 (AMBAC Insured)	2,000,000	2,156,680
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured) (a)	2,215,000	2,367,458
5.25% 12/1/19 (FSA Insured) (a)	1,000,000	1,058,110
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series A:
0% 11/15/10 (MBIA Insured)	2,685,000	2,083,909
0% 11/15/11 (MBIA Insured)	2,685,000	1,979,838
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,573,589
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Wtrwks. Rev. (First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	$ 2,450,000	$ 2,708,353
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	48,063
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,473,652
0% 10/1/11 (MBIA Insured)	2,400,000	1,791,312
0% 10/1/12 (MBIA Insured)	1,505,000	1,066,834
5.75% 12/1/11	3,600,000	4,043,232
5.75% 12/1/12	1,950,000	2,168,829
5.75% 12/1/13	2,210,000	2,460,658
5.75% 12/1/14	1,460,000	1,619,447
Delaware County Gen. Oblig.:
6% 12/1/25	1,000,000	1,094,710
6.25% 12/1/20	1,250,000	1,432,350
Dublin City School District 5% 12/1/21 (FSA Insured)	1,500,000	1,530,795
Dublin Gen. Oblig. Series 2000 B, 6% 12/1/15	3,140,000	3,532,877
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,371,981
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	2,200,000	2,327,468
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,248,460
Franklin County Gen. Oblig.:
5.375% 12/1/20	2,000,000	2,149,460
5.5% 12/1/15	1,225,000	1,314,241
5.5% 12/1/16	1,290,000	1,383,977
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	1,000,000	1,025,640
5.5% 5/1/13 (AMBAC Insured)	1,130,000	1,233,192
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,608,131
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,178,260
Gateway Econ. Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (c)	3,000,000	3,060,510
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	637,135
Greene County Wtr. Sys. Rev. Series A, 6% 12/1/16 (FGIC Insured)	2,500,000	2,775,650
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,073,968
5% 12/1/18 (FGIC Insured)	1,075,000	1,114,442
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.: - continued
5% 12/1/19 (FGIC Insured)	$ 3,320,000	$ 3,426,533
Hamilton County Gen. Oblig.:
5.25% 12/1/16	1,900,000	2,010,675
5.25% 12/1/17	2,005,000	2,117,841
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J, 5.25% 5/15/15 (FGIC Insured)	1,835,000	1,969,964
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	4,745,000	4,785,048
Hamilton County Swr. Sys. Rev. (Metro. Swr. District Proj.) Series A, 5.75% 12/1/25 (MBIA Insured)	6,000,000	6,388,020
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,053,330
Hilliard School District:
Series A, 5% 12/1/20 (FGIC Insured)	1,000,000	1,018,730
0% 12/1/11 (FGIC Insured)	3,720,000	2,757,971
5.75% 12/1/28 (FGIC Insured)	3,005,000	3,190,649
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,433,586
Kings Local School District 6.1% 12/1/25	6,800,000	7,465,584
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,780,000	2,950,386
Lakewood City School District 5.25% 12/1/15 (FSA Insured) (a)	1,000,000	1,085,590
Lakewood Gen. Oblig. 6.6% 12/1/08	1,525,000	1,725,019
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,065,420
5.5% 2/15/11	1,875,000	1,985,175
5.5% 2/15/12	1,000,000	1,055,330
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/24 (FGIC Insured)	2,400,000	2,492,568
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,168,757
Lowellville San. Swr. Sys. Rev. (Browning-Ferris Industries, Inc. Proj.) 7.25% 6/1/06 (c)	400,000	402,792
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,176,250
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,202,500
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,317,804
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 6.1% 5/15/06	$ 1,000,000	$ 1,047,070
Medina City School District 5.25% 12/1/28 (FGIC Insured)	11,175,000	11,275,463
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,220,860
5% 12/1/19 (FGIC Insured)	1,110,000	1,145,576
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,359,959
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	3,000,000	3,230,250
6% 12/1/26	3,000,000	3,154,920
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,372,920
Ohio Air Quality Dev. Auth. Rev.:
(Columbus & Southern Pwr. Co. Proj.) Series A, 6.375% 12/1/20 (FGIC Insured)	3,000,000	3,038,250
(Dayton Pwr. & Lt. Co. Proj.) 6.1% 9/1/30	500,000	487,215
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08 (AMBAC Insured) (b)	2,000,000	1,996,620
(Pennsylvania Pwr. Co. Proj.) 2.5%, tender 7/1/04 (b)	6,000,000	6,000,000
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.):
Series 1999 A, 5.25% 10/1/11	2,205,000	2,411,432
Series A, 4.75% 10/1/17	1,000,000	1,014,900
(Adult Correctional Bldg. Fund Prog.):
Series 1999 A, 5.5% 10/1/11	3,370,000	3,725,535
Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,107,360
Series A:
5.25% 10/1/17	1,000,000	1,055,620
5.75% 4/1/11	2,865,000	3,204,417
(Juvenile Correctional Bldg. Fund Prog.) Series A, 5.5% 4/1/12	2,960,000	3,261,950
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12	2,940,000	3,197,309
Series A, 5% 4/1/11 (FSA Insured)	1,425,000	1,544,201
5% 4/1/17 (MBIA Insured)	2,485,000	2,585,245
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	1,896,853
0% 8/1/10	2,000,000	1,572,020
0% 8/1/14	1,375,000	874,954
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Gen. Oblig.: - continued
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	$ 5,980,000	$ 6,439,982
(Mental Health Cap. Facilities Proj.):
Series 2001 B, 5% 6/1/09	1,925,000	2,080,425
Series IIA, 5.25% 6/1/17	2,670,000	2,816,663
Series IIB, 5.5% 6/1/15	2,265,000	2,441,149
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,203,739
Series 2002 B, 5.25% 11/1/20	2,520,000	2,650,208
Series A, 5.5% 9/15/16	11,060,000	12,045,886
6.65% 9/1/09	1,000,000	1,101,400
Ohio Higher Edl. Facilities Rev. (Case Western Reserve Univ. 2002 Proj.):
Series B, 6.5% 10/1/20	2,335,000	2,767,068
Series C, 5.125% 10/1/17	2,985,000	3,091,803
6.125% 10/1/15	2,000,000	2,317,960
6.25% 10/1/16	2,500,000	2,930,675
Ohio Higher Edl. Facility Commission Rev. (Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,091,220
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (c)	1,005,000	1,004,940
Series C, 4.9% 9/1/26 (c)	465,000	469,241
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.):
5% 2/15/17 (AMBAC Insured)	1,215,000	1,263,284
5% 2/15/18 (AMBAC Insured)	3,235,000	3,338,002
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,730,509
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,386,120
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (b)(c)	3,000,000	3,101,940
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	4,998,550
Series A, 5.8% 12/1/29	3,300,000	3,500,937
Series B, 5.25% 6/1/16	5,000,000	5,360,950
Ohio Tpk. Commission Tpk. Rev.:
Series A, 5.5% 2/15/21 (FGIC Insured)	5,000,000	5,505,950
5.5% 2/15/26	3,700,000	3,781,474
Ohio Univ. Gen. Receipts Athens 5% 12/1/18 (MBIA Insured)	1,980,000	2,052,646
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	$ 2,000,000	$ 2,003,560
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	2,000,000	2,028,220
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2002, 5.5% 12/1/21	4,040,000	4,338,233
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,734,034
5.25% 12/1/15	2,200,000	2,397,978
5.375% 12/1/17	285,000	306,954
5.375% 12/1/19	3,000,000	3,206,130
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,919,687
5.5% 12/1/18 (AMBAC Insured)	800,000	809,832
5% 12/1/17	3,765,000	3,970,870
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	6,350,000	6,544,183
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. 5% 6/1/18	2,000,000	2,088,000
Olentangy Local School District (School Facilities Construction & Impt. Proj.) Series A:
5.25% 12/1/17	1,335,000	1,425,807
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,172,031
Ottawa County San. Swr. Sys. Rev. (Danbury Proj.) 0% 10/1/06 (AMBAC Insured)	1,445,000	1,365,698
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,866,916
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,026,194
Pickerington Local School District:
5.25% 12/1/20 (FGIC Insured)	5,000,000	5,214,600
5.8% 12/1/09 (FGIC Insured)	1,000,000	1,087,340
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,080,288
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	1,500,000	1,557,540
6.375% 11/15/30	1,000,000	1,035,660
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,061,770
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,513,945
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Sugarcreek Local School District 5.25% 12/1/22 (MBIA Insured)	$ 1,800,000	$ 1,866,672
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,739,193
5.25% 12/1/21	1,740,000	1,832,812
Swanton Local School District 5.25% 12/1/21 (FGIC Insured)	3,415,000	3,561,401
Toledo Swr. Sys. Rev. 5% 11/15/21 (AMBAC Insured)	1,000,000	1,020,440
Toledo Wtrwks. Rev. 5% 11/15/16 (AMBAC Insured)	1,110,000	1,169,651
Univ. of Akron Gen. Receipts 5.75% 1/1/12 (Pre-Refunded to 1/1/10 @ 101) (d)	1,000,000	1,129,300
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,158,184
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,445,580
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,086,820
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,503,869
5% 6/1/19 (AMBAC Insured)	1,520,000	1,570,859
Series 2004 D, 5% 6/1/19 (AMBAC Insured)	2,445,000	2,526,810
Warren County Gen. Oblig.:
Swr. Impt. (P&G Co./Lower Miami Proj.) 5.5% 12/1/16	1,455,000	1,534,632
6.1% 12/1/12	500,000	559,700
6.65% 12/1/11	420,000	470,581
		400,230,836
Puerto Rico - 1.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,055,440
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,654,290
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	$ 700,000	$ 738,360
5.5% 10/1/40 (Escrowed to Maturity) (d)	3,800,000	3,989,126
		7,437,216
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $393,359,970)	407,668,052
NET OTHER ASSETS - (0.3)%	(1,322,025)
NET ASSETS - 100%	$ 406,346,027
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	49.9%
Education	11.6%
Water & Sewer	10.9%
Health Care	7.6%
Electric Utilities	5.9%
Others* (individually less than 5%)	14.1%
100.0%
*Includes net other assets

Purchases and sales of securities, other than short-term securities, aggregated $65,238,197 and $70,821,045, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $393,359,970) - See accompanying schedule		$ 407,668,052
Cash		492,288
Receivable for investments sold		4,010,670
Receivable for fund shares sold		74,982
Interest receivable		3,324,826
Prepaid expenses		1,049
Other receivables		2,643
Total assets		415,574,510

Liabilities
Payable for investments purchased Regular delivery	$ 3,000,000
Delayed delivery	4,486,467
Payable for fund shares redeemed	1,147,101
Distributions payable	406,414
Accrued management fee	127,395
Other affiliated payables	37,951
Other payables and accrued expenses	23,155
Total liabilities		9,228,483

Net Assets		$ 406,346,027
Net Assets consist of:
Paid in capital		$ 388,764,128
Undistributed net investment income		63,959
Accumulated undistributed net realized gain (loss) on investments		3,209,858
Net unrealized appreciation (depreciation) on investments		14,308,082
Net Assets, for 34,731,396 shares outstanding		$ 406,346,027
Net Asset Value, offering price and redemption price per share ($406,346,027 ÷ 34,731,396 shares)		$ 11.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 9,836,631

Expenses
Management fee	$ 801,506
Transfer agent fees	166,461
Accounting fees and expenses	56,228
Non-interested trustees' compensation	1,101
Custodian fees and expenses	4,613
Registration fees	19,184
Audit	19,791
Legal	7,677
Miscellaneous	7,003
Total expenses before reductions	1,083,564
Expense reductions	(9,432)	1,074,132
Net investment income (loss)		8,762,499
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,505,293
Futures contracts	41,851
Swap agreements	48,000
Total net realized gain (loss)		3,595,144
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,895,192)
Futures contracts	(44,815)
Swap agreements	15,601
Total change in net unrealized appreciation (depreciation)		(16,924,406)
Net gain (loss)		(13,329,262)
Net increase (decrease) in net assets resulting from operations		$ (4,566,763)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,762,499	$ 18,267,673
Net realized gain (loss)	3,595,144	4,269,224
Change in net unrealized appreciation (depreciation)	(16,924,406)	1,221,341
Net increase (decrease) in net assets resulting from operations	(4,566,763)	23,758,238
Distributions to shareholders from net investment income	(8,759,309)	(18,304,425)
Distributions to shareholders from net realized gain	(899,587)	(3,358,167)
Total distributions	(9,658,896)	(21,662,592)
Share transactions Net proceeds from sales of shares	21,902,574	47,985,138
Reinvestment of distributions	6,960,738	15,661,112
Cost of shares redeemed	(39,331,759)	(69,763,780)
Net increase (decrease) in net assets resulting from share transactions	(10,468,447)	(6,117,530)
Redemption fees	1,587	3,031
Total increase (decrease) in net assets	(24,692,519)	(4,018,853)

Net Assets
Beginning of period	431,038,546	435,057,399
End of period (including undistributed net investment income of $63,959 and undistributed net investment income of $196,860, respectively)	$ 406,346,027	$ 431,038,546
Other Information Shares
Sold	1,811,534	3,964,572
Issued in reinvestment of distributions	581,267	1,296,316
Redeemed	(3,289,184)	(5,793,188)
Net increase (decrease)	(896,383)	(532,300)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.03	$ 11.54	$ 11.54	$ 10.86	$ 11.74
Income from Investment Operations
Net investment income (loss)	.246 D	.507 D	.527 D	.542 D, F	.552 D	.536
Net realized and unrealized gain (loss)	(.375)	.166	.568	(.002) F	.681	(.857)
Total from investment operations	(.129)	.673	1.095	.540	1.233	(.321)
Distributions from net investment income	(.246)	(.508)	(.525)	(.540)	(.553)	(.536)
Distributions from net realized gain	(.025)	(.095)	(.080)	-	-	(.011)
Distributions in excess of net realized gain	-	-	-	-	-	(.012)
Total distributions	(.271)	(.603)	(.605)	(.540)	(.553)	(.559)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	-	-
Net asset value, end of period	$ 11.70	$ 12.10	$ 12.03	$ 11.54	$ 11.54	$ 10.86
Total Return B, C	(1.09)%	5.72%	9.68%	4.73%	11.68%	(2.83)%
Ratios to Average Net Assets E
Expenses before expense reductions	.51% A	.51%	.51%	.51%	.52%	.52%
Expenses net of voluntary waivers, if any	.51% A	.51%	.51%	.51%	.52%	.52%
Expenses net of all reductions	.51% A	.50%	.49%	.46%	.46%	.51%
Net investment income (loss)	4.13% A	4.20%	4.45%	4.64% F	4.99%	4.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 406,346	$ 431,039	$ 435,057	$ 399,353	$ 381,052	$ 352,973
Portfolio turnover rate	31% A	22%	19%	17%	28%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/04	% of fund's investments 12/31/03	% of fund's investments 6/30/03
0 - 30	84.8	77.0	82.5
31 - 90	6.7	3.4	4.1
91 - 180	5.4	11.0	8.9
181 - 397	3.1	8.6	4.5
Weighted Average Maturity
	6/30/04	12/31/03	6/30/03
Fidelity Ohio Municipal Money Market Fund	26 Days	44 Days	33 Days
Ohio Tax-Free Money Market Funds Average*	41 Days	53 Days	42 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
Variable Rate Demand Notes (VRDNs) 79.7%	Variable Rate Demand Notes (VRDNs) 75.9%
Commercial Paper (including CP Mode) 0.9%	Commercial Paper (including CP Mode) 1.0%
Tender Bonds 2.1%	Tender Bonds 4.1%
Municipal Notes 14.7%	Municipal Notes 15.9%
Fidelity Municipal Cash Central Fund 2.3%	Fidelity Municipal Cash Central Fund 1.0%
Other Investments 1.2%	Other Investments 3.2%
Net Other Assets** (0.9)%	Net Other Assets** (1.1)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.9%
	Principal Amount	Value (Note 1)
Ohio - 98.6%
Akron Bath Copley Hosp. District Rev. Series B, 1.1%, LOC Bank One NA, VRDN (b)	$ 7,500,000	$ 7,500,000
Akron Income Tax Rev. Participating VRDN Series ROC II R259, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	2,210,000	2,210,000
American Muni. Pwr.:
BAN:
1.1% 8/19/04	2,660,000	2,660,000
1.25% 12/2/04	1,641,000	1,641,000
RAN 1.2% 10/7/04	840,000	840,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 1.19%, LOC Key Bank NA, VRDN (b)(e)	1,870,000	1,870,000
Blue Ash Gen. Oblig. BAN 1.25% 2/4/05	1,700,000	1,700,000
Butler County Gen. Oblig. BAN:
Series C:
2% 9/23/04	1,765,000	1,768,522
2.5% 6/9/05	4,005,000	4,035,720
1.12% 10/14/04	1,925,000	1,925,000
2.5% 3/11/05	1,750,000	1,762,022
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 1.35%, LOC Nat'l. City Bank, VRDN (b)	5,080,000	5,080,000
Cincinnati City School District:
Participating VRDN Series ROC II R260, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	3,560,000	3,560,000
BAN 1.65% 9/10/04	2,000,000	2,002,111
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 1.13% (Liquidity Facility Sallie Mae), VRDN (b)(e)	7,700,000	7,700,000
Series 1998 A2, 1.13% (Liquidity Facility Sallie Mae), VRDN (b)(e)	19,800,000	19,799,998
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 1.18% (AMBAC Insured), VRDN (b)	5,500,000	5,500,000
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 1.22%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	2,500,000	2,500,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 799, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,500,000	1,500,000
Series SGA 126, 1.08% (Liquidity Facility Societe Generale) (b)(g)	10,685,000	10,685,000
Series Stars 81, 1.18% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	5,645,000	5,645,000
Cleveland Gen. Oblig.:
Bonds 2% 8/1/04 (FGIC Insured)	1,865,000	1,866,507
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Gen. Oblig.: - continued
Participating VRDN Series PT 2032, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 3,065,000	$ 3,065,000
Cleveland Heights Gen. Oblig. BAN 2% 10/14/04	2,580,000	2,587,331
Cleveland Pub. Pwr. Sys. Rev. Bonds Series A, 7% 11/15/24 (Pre-Refunded to 11/15/04 @ 102) (f)	2,000,000	2,082,376
Cleveland Wtrwks. Rev. Participating VRDN Series Merlots 01 A24, 1.3% (Liquidity Facility Wachovia Bank NA) (b)(g)	4,020,000	4,020,000
Columbus Gen. Oblig. Participating VRDN Series MS 01 585, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	5,175,000	5,175,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 1.15%, LOC Key Bank NA, VRDN (b)	4,635,000	4,635,000
Cuyahoga County Econ. Dev. Rev. (Cleveland Botanical Garden Proj.) 1.12%, LOC Allied Irish Banks PLC, VRDN (b)	10,000,000	10,000,000
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 1.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,700,000	6,700,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 1.28%, LOC Bank One NA, VRDN (b)(e)	1,440,000	1,440,000
(Pubco Corp. Proj.) Series 2001, 1.2%, LOC Nat'l. City Bank, VRDN (b)(e)	3,150,000	3,150,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	4,125,000	4,125,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 B1, 1.1%, LOC JPMorgan Chase Bank, VRDN (b)	7,500,000	7,500,000
Dayton Gen. Oblig. BAN:
2% 8/25/04	1,280,000	1,281,826
3% 7/7/05 (a)(e)	2,650,000	2,675,970
Dayton School District Participating VRDN Series SG 173, 1.12% (Liquidity Facility Societe Generale) (b)(g)	5,500,000	5,500,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.13%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,855,000	3,855,000
Delaware Gen. Oblig. BAN 2% 8/5/04	6,800,000	6,806,172
Elyria Gen. Oblig. BAN:
1.35% 7/28/04	5,230,000	5,231,412
2% 10/21/04	2,500,000	2,507,035
Erie County Gen. Oblig. BAN 2% 4/13/05	3,375,000	3,397,214
Erie County Multi-family Hsg. Rev. (Providence Residential Comnty. Corp. Proj.) Series 1999 A, 1.23%, LOC Bank One NA, VRDN (b)	10,255,000	10,255,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 1.14%, LOC Lasalle Bank NA, VRDN (b)(e)	$ 6,750,000	$ 6,750,000
(Hanover Ridge Apts. Proj. 1.13%, LOC Fannie Mae, VRDN (b)(e)	4,350,000	4,350,000
Geauga County Health Care Facilities Rev.:
(Heather Hill Lifecare Proj.) 1.18%, LOC Bank One NA, VRDN (b)	9,720,000	9,720,000
(Montefiore Hsg. Corp. Proj.) Series 2001, 1.15%, LOC Key Bank NA, VRDN (b)	5,770,000	5,770,000
Hamilton County Health Care Facilities Rev. 1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,250,000	4,250,000
Jackson Local School District Stark & Summit Counties BAN 2% 8/12/04	10,000,000	10,011,421
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 1.2%, LOC Nat'l. City Bank, VRDN (b)(e)	3,120,000	3,120,000
Keystone Local School District Lorain County BAN 1.75% 8/4/04	3,625,000	3,627,067
Lake County Gen. Oblig. BAN 2% 4/14/05	2,250,000	2,265,392
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	950,000	950,000
(Norshar Co. Proj.) 1.28%, LOC Bank One NA, VRDN (b)(e)	3,020,000	3,020,000
Lakewood City School District BAN 1.75% 9/14/04	5,000,000	5,006,880
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 1.23%, LOC Bank One NA, Chicago, VRDN (b)	2,500,000	2,500,000
Lucas County Hosp. Rev. Bonds (Promedica Healthcare Oblig. Group) 6% 11/15/04 (MBIA Insured)	2,000,000	2,034,250
Lucas County Multi-family Rev. (Lakewoods Proj.) 1.19%, LOC Key Bank NA, VRDN (b)(e)	4,000,000	4,000,000
Madeira City School District BAN 1.75% 10/12/04	6,600,000	6,611,601
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 1.19%, LOC Key Bank NA, VRDN (b)(e)	895,000	895,000
(Rembond Proj.) Series 1996, 1.28%, LOC Bank One NA, VRDN (b)(e)	2,035,000	2,035,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	2,640,000	2,640,000
(Kettering Affiliated Proj.) 1.23%, LOC Bank One NA, VRDN (b)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 1.13%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	$ 4,315,000	$ 4,315,000
Montgomery County Solid Waste Rev. Bonds 5.25% 11/1/04 (MBIA Insured)	1,750,000	1,774,668
North Ridgeville Gen. Oblig. BAN 1.36% 12/16/04	5,400,000	5,406,375
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 769R, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,180,000	4,180,000
(AK Steel Corp. Proj.) Series A, 1.11%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	7,100,000	7,100,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 1.14%, LOC Cr. Lyonnais SA, VRDN (b)(e)	4,000,000	4,000,000
(Ohio Edison Co. Proj.) Series 2000 C, 1.08%, LOC Wachovia Bank NA, VRDN (b)	4,700,000	4,700,000
Ohio Bldg. Auth. Participating VRDN:
Series FRRI 02 L 31J, 1.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	5,375,000	5,375,000
Series LB 04 L21J, 1.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	7,100,000	7,100,000
Series PT 1824, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,400,000	6,400,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 1808, 1.12% (Liquidity Facility WestLB AG) (b)(g)	2,570,000	2,570,000
Series PT 1823, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,500,000	6,500,000
Series PT 1831, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,635,000	5,635,000
Series PT 2046, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,595,000	2,595,000
Series PT 2125, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,155,000	6,155,000
Series PT 2137, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,630,000	5,630,000
Series PT 2139, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,315,000	4,315,000
Series Putters 02 306, 1.1% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	9,345,000	9,345,000
Ohio Higher Edl. Facilities Rev.:
(Ashland Univ. Proj.) 1.13%, LOC Key Bank NA, VRDN (b)	9,000,000	9,000,000
(Case Western Reserve Univ. 2002 Proj.) Series A, 1.08%, VRDN (b)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Oberlin College 1999 Proj.) Series MS 98 116, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (b)(g)(h)	$ 10,120,000	$ 10,120,000
(Pooled Fing. Prog.):
Series 1996, 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,285,000	2,285,000
Series 1999, 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,700,000	7,700,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series PT 228, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)(h)	5,215,000	5,215,000
Participating VRDN:
Series BA 00 Q, 1.23% (Liquidity Facility Bank of America NA) (b)(e)(g)	405,000	405,000
Series BA 01 I, 1.2% (Liquidity Facility Bank of America NA) (b)(e)(g)	4,600,000	4,600,000
Series BA 98 B, 1.23% (Liquidity Facility Bank of America NA) (b)(e)(g)	14,695,000	14,695,000
Series BA 98 Q, 1.23% (Liquidity Facility Bank of America NA) (b)(e)(g)	4,600,000	4,600,000
Series BA 99 Q, 1.23% (Liquidity Facility Bank of America NA) (b)(e)(g)	2,565,000	2,565,000
Series FRRI 25, 1.16% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	1,720,000	1,720,000
Series LB 03 L46J, 1.16% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	6,700,000	6,700,000
Series Merlots 00 A1, 1.35% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	7,640,000	7,640,000
Series Merlots 00 AA, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	295,000	295,000
Series Merlots 01 A78, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	2,650,000	2,650,000
Series Merlots 02 A34, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,055,000	3,055,000
Series PT 1334, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,100,000	5,100,000
Series PT 241, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,220,000	4,220,000
Series PT 506, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,975,000	2,975,000
Series PT 567, 1.17% (Liquidity Facility Danske Bank AS) (b)(e)(g)	4,820,000	4,820,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series PT 582, 1.17% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(g)	$ 2,400,000	$ 2,400,000
Series B, 1.11% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	8,000,000	8,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.12%, LOC Key Bank NA, VRDN (b)(e)	5,700,000	5,700,000
(Pedcor Invt. Willowlake Apts. Proj.):
Series A, 1.15%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,930,000	2,930,000
Series B, 1.25%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	480,000	480,000
Series C, 1.25%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	625,000	625,000
Series D, 1.25%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	625,000	625,000
(Pine Crossing Apts. Proj.) 1.14%, LOC Lasalle Bank NA, VRDN (b)(e)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 1.13%, LOC Fannie Mae, VRDN (b)(e)	11,800,000	11,800,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 1.12%, LOC Nat'l. City Bank, VRDN (b)(e)	105,000	105,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 1.12%, LOC Nat'l. City Bank, VRDN (b)(e)	160,000	160,000
(Midwest Acoust-A-Fiber, Inc. Proj.) Series 1989 I, 1.12%, LOC Nat'l. City Bank, VRDN (b)(e)	50,000	50,000
(Plasticos Co. Proj.) Series 1989 IIIA, 1.12%, LOC Nat'l. City Bank, VRDN (b)(e)	20,000	20,000
(Standby Screw & Machine Proj.) Series 1991 IA, 1.12%, LOC Nat'l. City Bank, VRDN (b)(e)	100,000	100,000
Ohio Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 2.07%, VRDN (b)	4,350,000	4,350,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 1.13% (BP PLC Guaranteed), VRDN (b)(e)	3,950,000	3,950,000
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 1.13%, VRDN (b)(e)	2,300,000	2,300,000
Series 1999, 1.13% (BP PLC Guaranteed), VRDN (b)(e)	1,500,000	1,500,000
1.13% (BP PLC Guaranteed), VRDN (b)(e)	2,600,000	2,600,000
Ohio State Univ. Gen. Receipts Participating VRDN Series MS 851, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	8,270,000	8,270,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	$ 9,090,000	$ 9,090,000
Ohio Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Proj.) Series 2003 C, 0.98% tender 9/3/04, CP mode	6,690,000	6,690,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.18%, LOC Fleet Bank NA, VRDN (b)(e)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 1.05%, LOC Barclays Bank PLC, VRDN (b)(e)	6,000,000	6,000,000
(Toledo Edison Co. Proj.) Series A, 1.05%, LOC Barclays Bank PLC, VRDN (b)(e)	3,800,000	3,800,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.:
(American Steel & Wire Corp. Proj.) 1.13%, LOC Lasalle Bank NA, VRDN (b)(e)	9,100,000	9,100,000
(Timken Co. Proj.) Series 1997, 1.07%, LOC Wachovia Bank NA, VRDN (b)(e)	7,100,000	7,100,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Participating VRDN Series PT 2088, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	8,255,000	8,255,000
Perrysburg Gen. Oblig. BAN:
1.5% 8/12/04	3,485,000	3,486,661
1.75% 11/11/04	2,480,000	2,484,016
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 1.1%, LOC Bank One NA, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,500,000	6,500,000
Portage County Gen. Oblig. BAN 1.75% 10/29/04	3,300,000	3,307,163
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 1.2%, LOC Nat'l. City Bank, VRDN (b)(e)	2,935,000	2,935,000
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 1.18%, LOC Key Bank NA, VRDN (b)	5,030,000	5,030,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 1.22%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	1,800,000	1,800,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp. Proj.) Series 2000, 1.28%, LOC Bank One NA, VRDN (b)(e)	2,755,000	2,755,000
Salem City Hosp. Facilities Rev. Series 2000, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,800,000	5,800,000
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 1.19%, LOC Key Bank NA, VRDN (b)(e)	2,480,000	2,480,000
(Kidd Dev. Proj.) 1.28%, LOC Bank One NA, VRDN (b)(e)	2,965,000	2,965,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	$ 1,800,000	$ 1,800,000
1.33%, LOC Nat'l. City Bank, VRDN (b)(e)	2,715,000	2,715,000
(Kaiser Dev. Proj.) 1.28%, LOC Nat'l. City Bank, VRDN (b)(e)	650,000	650,000
(Keltec, Inc. Proj.) Series 1987, 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	150,000	150,000
(Mannix Co. Proj.) Series 1987, 1.25%, LOC Bank One NA, VRDN (b)(e)	805,000	805,000
(Sigma Properties Proj.) Series 2000 B, 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	1,995,000	1,995,000
(Summit Plastic Co. Proj.) 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	1,110,000	1,110,000
(Triumph Hldgs. Proj.) 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	1,400,000	1,400,000
Talawanda City School District BAN 1.75% 8/3/04	3,000,000	3,001,766
Tallmadge Gen. Oblig. BAN 2% 3/15/05	2,100,000	2,112,558
Toledo City School District Participating VRDN:
Series Merlots 04 A15, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,545,000	3,545,000
Series MS 889, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	5,175,000	5,175,000
Toledo City Svcs. Spl. Assessment Notes 1.09%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	13,200,000	13,200,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.) 1.2%, LOC Nat'l. City Bank, VRDN (b)(e)	2,235,000	2,235,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 1.14%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,800,000	1,800,000
Union County Gen. Oblig. BAN 2.5% 6/9/05	4,020,000	4,047,842
Warren City School District BAN 2% 7/15/04	9,350,000	9,353,151
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,200,000	5,200,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 1.2%, LOC Nat'l. City Bank, VRDN (b)(e)	2,280,000	2,280,000
(Dowa THT America, Inc. Proj.) Series 1999, 1.15%, LOC Comerica Bank, Detroit, VRDN (b)(e)	3,800,000	3,800,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 1.25%, LOC Bank One NA, VRDN (b)(e)	6,550,000	6,550,000
		697,091,027
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Other - 2.3%
Fidelity Municipal Cash Central Fund, 1.10% (c)(d)	$ 16,426,300	$ 16,426,300
TOTAL INVESTMENT PORTFOLIO - 100.9%		713,517,327
NET OTHER ASSETS - (0.9)%		(6,450,334)
NET ASSETS - 100%		$ 707,066,993
Total Cost for Federal Income Tax Purposes $ 713,517,327
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,335,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Ohio Higher Edl. Facility Commission Rev. Bonds (Oberlin College 1999 Proj.) Series MS 98 116, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	11/16/01 - 7/10/03	$ 10,120,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series PT 228, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/10/99	$ 5,215,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 713,517,327
Cash		3,552,126
Receivable for fund shares sold		5,271,662
Interest receivable		1,822,863
Prepaid expenses		1,589
Other receivables		2,253
Total assets		724,167,820

Liabilities
Payable for investments purchased Regular delivery	$ 6,600,000
Delayed delivery	2,675,970
Payable for fund shares redeemed	7,476,955
Distributions payable	5,462
Accrued management fee	221,969
Other affiliated payables	89,977
Other payables and accrued expenses	30,494
Total liabilities		17,100,827

Net Assets		$ 707,066,993
Net Assets consist of:
Paid in capital		$ 707,070,088
Accumulated net realized gain (loss) on investments		(3,095)
Net Assets, for 707,013,778 shares outstanding		$ 707,066,993
Net Asset Value, offering price and redemption price per share ($707,066,993 ÷ 707,013,778 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 3,747,941

Expenses
Management fee	$ 1,289,808
Transfer agent fees	472,505
Accounting fees and expenses	48,485
Non-interested trustees' compensation	1,643
Custodian fees and expenses	6,241
Registration fees	30,813
Audit	17,209
Miscellaneous	5,212
Total expenses before reductions	1,871,916
Expense reductions	(9,302)	1,862,614
Net investment income		1,885,327
Net realized gain (loss) on investment securities		(3,095)
Net increase in net assets resulting from operations		$ 1,882,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,885,327	$ 4,187,255
Net realized gain (loss)	(3,095)	101,248
Net increase (decrease) in net assets resulting from operations	1,882,232	4,288,503
Distributions to shareholders from net investment income	(1,885,327)	(4,187,255)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	835,768,365	1,299,484,550
Reinvestment of distributions	1,851,126	4,082,891
Cost of shares redeemed	(818,309,002)	(1,267,981,040)
Net increase (decrease) in net assets and shares resulting from share transactions	19,310,489	35,586,401
Total increase (decrease) in net assets	19,307,394	35,687,649

Net Assets
Beginning of period	687,759,599	652,071,950
End of period	$ 707,066,993	$ 687,759,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.006	.011	.025	.036	.028
Distributions from net investment income	(.003)	(.006)	(.011)	(.025)	(.036)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.27%	.64%	1.13%	2.52%	3.71%	2.86%
Ratios to Average Net Assets D
Expenses before expense reductions	.55% A	.54%	.54%	.55%	.56%	.57%
Expenses net of voluntary waivers, if any	.55% A	.54%	.54%	.55%	.56%	.57%
Expenses net of all reductions	.55% A	.53%	.51%	.51%	.55%	.56%
Net investment income	.55% A	.64%	1.12%	2.47%	3.64%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 707,067	$ 687,760	$ 652,072	$ 622,602	$ 516,018	$ 489,971

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Ohio. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) for the income fund as of period end were as follows:

Unrealized appreciation	$ 17,277,501
Unrealized depreciation	(2,881,959)
Net unrealized appreciation (depreciation)	$ 14,395,542
Cost for federal income tax purposes	$ 393,272,510

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Ohio Municipal Income Fund	.25%	.13%	.38%
Fidelity Ohio Municipal Money Market Fund	.25%	.13%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Ohio Municipal Money Market Fund	$ 93,600

Semiannual Report

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan Ohio Municipal Income Fund	$ 3,839	$ 5,593
Fidelity Ohio Municipal Money Market Fund	6,155	3,147

Semiannual Report

Spartan Ohio Municipal Income Fund

Proxy Voting Results

A special meeting of Spartan Ohio Municipal Income Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Proxy Voting Results

A special meeting of Fidelity Ohio Municipal Money Market Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	636,855,022.09	76.849
Against	150,887,633.15	18.208
Abstain	40,713,763.86	4.912
Broker Non-Votes	253,332.00	.031
TOTAL	828,709,751.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	767,157,627.90	92.573
Withheld	61,552,123.20	7.427
TOTAL	828,709,751.10	100.000
Ralph F. Cox
Affirmative	766,126,728.93	92.448
Withheld	62,583,022.17	7.552
TOTAL	828,709,751.10	100.000
Laura B. Cronin
Affirmative	767,351,050.02	92.596
Withheld	61,358,701.08	7.404
TOTAL	828,709,751.10	100.000
Robert M. Gates
Affirmative	767,532,295.68	92.618
Withheld	61,177,455.42	7.382
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	766,078,246.56	92.442
Withheld	62,631,504.54	7.558
TOTAL	828,709,751.10	100.000
Abigail P. Johnson
Affirmative	765,060,384.36	92.319
Withheld	63,649,366.74	7.681
TOTAL	828,709,751.10	100.000
Edward C. Johnson 3d
Affirmative	764,319,910.03	92.230
Withheld	64,389,841.07	7.770
TOTAL	828,709,751.10	100.000
Donald J. Kirk
Affirmative	765,953,858.04	92.427
Withheld	62,755,893.06	7.573
TOTAL	828,709,751.10	100.000
Marie L. Knowles
Affirmative	767,230,609.26	92.581
Withheld	61,479,141.84	7.419
TOTAL	828,709,751.10	100.000
Ned C. Lautenbach
Affirmative	767,065,754.21	92.561
Withheld	61,643,996.89	7.439
TOTAL	828,709,751.10	100.000
Marvin L. Mann
Affirmative	765,939,293.51	92.426
Withheld	62,770,457.59	7.574
TOTAL	828,709,751.10	100.000
William O. McCoy
Affirmative	765,995,462.29	92.432
Withheld	62,714,288.81	7.568
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	767,275,847.55	92.587
Withheld	61,433,903.55	7.413
TOTAL	828,709,751.10	100.000
William S. Stavropoulos
Affirmative	766,682,881.97	92.515
Withheld	62,026,869.13	7.485
TOTAL	828,709,751.10	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated lines for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

OFF-USAN-0804
1.787787.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 16, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 16, 2004